                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-4552
                                  ---------------------------------------------

                            Columbia Funds Trust VIII
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

      One Financial Center, Boston, Massachusetts               02111
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

                           Vincent Pietropaolo, Esq.
                        Columbia Management Group, Inc.
                              One Financial Center
                                Boston, NA 02111
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-772-3698
                                                   ----------------------------

Date of fiscal year end: 3/31/05
                        --------------------------
Date of reporting period: 9/30/04
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

FORM N-CSR ITEMS - PERIOD ENDED 9/30/04

COLUMBIA FUNDS TRUST VIII

ITEM 1. REPORTS TO STOCKHOLDERS.

[GRAPHIC]

COLUMBIA INCOME FUND

SEMIANNUAL REPORT

SEPTEMBER 30, 2004

[COLUMBIAFUNDS(R) LOGO]

A MEMBER OF COLUMBIA MANAGEMENT GROUP

TABLE OF CONTENTS

Fund Profile                                                                   1

Performance Information                                                        2

Understanding Your Expenses                                                    3

Economic Update                                                                4

Portfolio Managers' Report                                                     5

Investment Portfolio                                                           7

Statement of Assets and Liabilities                                           19

Statement of Operations                                                       20

Statement of Changes in Net Assets                                            21

Notes to Financial Statements                                                 23

Financial Highlights                                                          29

Important Information About This Report                                       33

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

  NOT FDIC     MAY LOSE VALUE
  INSURED   -------------------
             NO BANK GUARANTEE

PRESIDENT'S MESSAGE

                                                            COLUMBIA INCOME FUND

DEAR SHAREHOLDER:

Your fund's legal and management team here at Columbia Funds have been working hard to strengthen our mutual fund services operation and to ensure that all operations and processes comply with legal and regulatory standards. In the coming months, we will continue to monitor the oversight enhancements recently put in place by your fund's Board of Trustees and make every effort to protect the interests of all our shareholders in everything we do.

In our last report, we announced that your fund's advisor, Columbia Management Advisors, Inc., and your fund's distributor, Columbia Funds Distributor, Inc., had reached an agreement with the Securities and Exchange Commission and the New York Attorney General to settle charges involving market timing in some of our mutual funds. We want to reassure you that the settlement and all associated legal fees will be paid by Columbia Management, not by the affected funds or their shareholders.

Recently the Securities and Exchange Commission has adopted new rules regarding mutual fund governance. We think it is important for you to know that Columbia Management complied with the majority of these rules well before they were adopted. Your fund's Board of Trustees has taken the following important steps to strengthen its capacity to oversee your fund and to comply with SEC rules.

- THE BOARD OF TRUSTEES APPOINTED MARY JOAN HOENE AS CHIEF COMPLIANCE OFFICER OF COLUMBIA FUNDS. IN THIS ROLE, MS. HOENE WILL REPORT DIRECTLY TO THE BOARD OF TRUSTEES AND WILL WORK WITH THE BOARD OF TRUSTEES AS WELL AS THE SENIOR LEADERSHIP OF COLUMBIA MANAGEMENT, THE INVESTMENT MANAGEMENT ARM OF BANK OF AMERICA, AND WITH BANK OF AMERICA'S PRINCIPAL COMPLIANCE EXECUTIVES. SHE WILL FOCUS ON THE OVERALL COMPLIANCE PROGRAM OF THE FUNDS AND THE RESPONSIBILITY AND PERFORMANCE OF THE FUND'S SERVICE PROVIDERS.

   PRIOR TO HER APPOINTMENT, MS. HOENE WAS A PARTNER IN THE LAW FIRM OF CARTER, LEDYARD & MILBURN, LLP. PREVIOUSLY SHE ALSO SERVED AS ASSOCIATE DIRECTOR AND DEPUTY DIRECTOR FOR THE SECURITIES AND EXCHANGE COMMISSION DIVISION OF INVESTMENT MANAGEMENT. AS AN ACTIVE ADVISOR, MS. HOENE HAS HELPED SEVERAL FUND BOARDS DEVELOP INDEPENDENT BOARD PRACTICES. THE BOARD IS PLEASED TO HAVE MS. HOENE, WITH HER BROAD AND EXTENSIVE EXPERIENCE, IN THIS IMPORTANT NEW POSITION.

- THE BOARD OF TRUSTEES HAS ESTABLISHED OPERATIONAL GUIDELINES THAT RESULT IN STRONGER, MORE VIGILANT TRUSTEESHIP ACROSS THE ENTIRE COLUMBIA MANAGEMENT ORGANIZATION. BOARD COMMITTEES HAVE BEEN ESTABLISHED TO OVERSEE PRODUCTS BY FUND CATEGORY, ALLOWING FOR GREATER SPECIALIZATION AMONG BOARD TRUSTEES. SHAREHOLDERS WILL ELECT BOARD MEMBERS EVERY FIVE YEARS, BEGINNING IN 2005.

- IN ADDITION TO ENHANCEMENTS TO OVERSIGHT WITHIN COLUMBIA MANAGEMENT, OUR PARENT COMPANY -- BANK OF AMERICA -- HAS ALSO INCREASED THE ROLE THAT SUCH PROFESSIONALS PLAY WITHIN THE BROADER ORGANIZATION. A CHIEF COMPLIANCE OFFICER HAS BEEN NAMED TO REPORT DIRECTLY TO KEN LEWIS, BANK OF AMERICA'S CHIEF EXECUTIVE OFFICER. BANK OF AMERICA HAS ALSO ADOPTED A CORPORATE CODE OF ETHICS COMMITTEE, AN INTERNAL COMPLIANCE CONTROLS COMMITTEE AND A REGULATORY IMPLEMENTATION GROUP TO ENSURE FULL ALIGNMENT AND EXECUTION OF REMEDIAL ACTIONS AND BEST PRACTICES ACROSS THE COMPANY.

In the pages that follow, you'll find a discussion of the economic environment during the period, followed by a detailed report from the fund's manager on key factors that influenced performance. This report is rich in information, and you should discuss it with your financial advisor if you have questions.

We are committed to providing quality products and services to our shareholders, strengthening your confidence in us, and working hard to help you achieve financial success. It is a privilege to play a role in your financial future, and we value your business. Thank you for choosing Columbia Management.

Sincerely,

/s/ Christopher Wilson

Christopher Wilson
HEAD OF MUTUAL FUNDS, COLUMBIA MANAGEMENT

Christopher Wilson is Head of Mutual Funds for Columbia Management, responsible for the day-to-day delivery of mutual fund services to the firm's investors. With the exception of distribution, Chris oversees all aspects of the mutual fund services operation, including treasury, investment accounting and shareholder and broker services. Chris serves as Columbia Management's chief liaison to the mutual fund boards of trustees.

Chris joined Bank of America in August 2004.

FUND PROFILE

                                                            COLUMBIA INCOME FUND

The information below gives you a snapshot of your fund at the end of the reporting period. Your fund is actively managed and the composition of its portfolio will change over time.

PORTFOLIO STRUCTURE AS OF 09/30/04 (%)

   Corporate fixed-income
     bonds & notes                             93.3
   Government agencies & obligations            2.2
   Asset-backed securities                      1.2
   Mortgage-backed securities                   0.4
   Cash equivalents, net other
     assets & liabilities                       2.9

QUALITY BREAKDOWN AS OF 09/30/04 (%)

   AAA                                          4.9
   AA                                           9.6
   A                                           28.4
   BBB                                         31.0
   BB                                          17.2
   B & lower                                    8.9

MATURITY BREAKDOWN AS OF 09/30/04 (%)

[CHART]

   0-1 YEAR              8.2%
   1-5 YEARS            35.9%
   5-10 YEARS           40.0%
   10-20 YEARS           6.1%
   OVER 20 YEARS         9.8%

Portfolio structure is calculated as a percentage of net assets. Quality and maturity breakdowns are calculated as a percentage of total investments. Ratings shown in the quality breakdown represent the highest rating assigned to a particular bond by one of the following nationally-recognized rating agencies:
Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Ratings Ltd.

(C) 2004 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

The Morningstar Style Box(TM) reveals a fund's investment strategy. For equity funds the vertical axis shows the market capitalization of the stocks owned and the horizontal axis shows investment style (value, blend or growth). For fixed-income funds the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond's duration (short, intermediate or long). All of these numbers are drawn from the data most recently provided by the fund and entered into Morningstar's database as of month-end. Although the data are gathered from reliable sources, Morningstar cannot guarantee completeness and accuracy. As of 09/30/2004.

[SIDENOTE]

SUMMARY

- FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004, THE FUND'S CLASS A SHARES RETURNED 1.07% WITHOUT SALES CHARGE.

- THE FUND OUTPERFORMED ITS BENCHMARKS, THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX AND THE LEHMAN BROTHERS INTERMEDIATE CREDIT BOND INDEX, AND ITS PEER GROUP, THE LIPPER CORPORATE DEBT FUNDS BBB RATED CATEGORY.

- THE FUND'S FOCUS ON CORPORATE BONDS AND ITS SUBSTANTIAL ALLOCATION TO HIGH-YIELD ISSUES ACCOUNTED FOR ITS STRONG PERFORMANCE.

[CHART]

CLASS A SHARES                                 1.07%
LEHMAN BROTHERS INTERMEDIATE
GOVERNMENT/CREDIT BOND INDEX                   0.11%

                                    OBJECTIVE
     Seeks total return by investing for a high level of current income and opportunities for capital appreciation

                                TOTAL NET ASSETS
                                 $575.5 million

MORNINGSTAR STYLE BOX

[GRAPHIC]

PERFORMANCE INFORMATION

                                                            COLUMBIA INCOME FUND

VALUE OF A $10,000 INVESTMENT 10/01/94 - 09/30/04

[CHART]

               CLASS A SHARES         CLASS A SHARES    LEHMAN BROTHERS INTERMEDIATE    LEHMAN BROTHERS INTERMEDIATE
            WITHOUT SALES CHARGE    WITH SALES CHARGE   GOVERNMENT/CREDIT BOND INDEX         CREDIT BOND INDEX
10/1/1994         $  10,000             $   9,525                 $  10,000                       $  10,000
10/31/1994        $   9,988             $   9,514                 $   9,999                       $   9,985
11/30/1994        $   9,931             $   9,459                 $   9,954                       $   9,936
12/31/1994        $   9,975             $   9,501                 $   9,989                       $   9,984
1/31/1995         $  10,140             $   9,659                 $  10,158                       $  10,175
2/28/1995         $  10,412             $   9,918                 $  10,368                       $  10,447
3/31/1995         $  10,502             $  10,003                 $  10,427                       $  10,516
4/30/1995         $  10,668             $  10,161                 $  10,555                       $  10,678
5/31/1995         $  11,086             $  10,559                 $  10,874                       $  11,086
6/30/1995         $  11,187             $  10,655                 $  10,947                       $  11,176
7/31/1995         $  11,190             $  10,658                 $  10,948                       $  11,162
8/31/1995         $  11,320             $  10,782                 $  11,048                       $  11,301
9/30/1995         $  11,444             $  10,901                 $  11,127                       $  11,406
10/31/1995        $  11,584             $  11,034                 $  11,251                       $  11,540
11/30/1995        $  11,769             $  11,210                 $  11,398                       $  11,733
12/31/1995        $  11,947             $  11,380                 $  11,518                       $  11,882
1/31/1996         $  12,066             $  11,493                 $  11,617                       $  11,993
2/29/1996         $  11,882             $  11,317                 $  11,481                       $  11,801
3/31/1996         $  11,774             $  11,214                 $  11,422                       $  11,716
4/30/1996         $  11,711             $  11,155                 $  11,382                       $  11,649
5/31/1996         $  11,698             $  11,143                 $  11,373                       $  11,630
6/30/1996         $  11,831             $  11,269                 $  11,494                       $  11,773
7/31/1996         $  11,855             $  11,292                 $  11,528                       $  11,803
8/31/1996         $  11,870             $  11,306                 $  11,537                       $  11,797
9/30/1996         $  12,090             $  11,516                 $  11,698                       $  12,002
10/31/1996        $  12,353             $  11,766                 $  11,905                       $  12,267
11/30/1996        $  12,612             $  12,013                 $  12,062                       $  12,476
12/31/1996        $  12,526             $  11,931                 $  11,985                       $  12,354
1/31/1997         $  12,590             $  11,992                 $  12,032                       $  12,404
2/28/1997         $  12,686             $  12,083                 $  12,054                       $  12,439
3/31/1997         $  12,520             $  11,925                 $  11,971                       $  12,304
4/30/1997         $  12,661             $  12,060                 $  12,111                       $  12,467
5/31/1997         $  12,858             $  12,247                 $  12,212                       $  12,593
6/30/1997         $  13,052             $  12,432                 $  12,323                       $  12,732
7/31/1997         $  13,459             $  12,820                 $  12,573                       $  13,069
8/31/1997         $  13,299             $  12,667                 $  12,510                       $  12,954
9/30/1997         $  13,493             $  12,852                 $  12,655                       $  13,135
10/31/1997        $  13,531             $  12,888                 $  12,796                       $  13,258
11/30/1997        $  13,593             $  12,947                 $  12,824                       $  13,288
12/31/1997        $  13,728             $  13,075                 $  12,927                       $  13,389
1/31/1998         $  13,880             $  13,221                 $  13,096                       $  13,567
2/28/1998         $  13,913             $  13,252                 $  13,085                       $  13,568
3/31/1998         $  13,994             $  13,329                 $  13,127                       $  13,616
4/30/1998         $  14,071             $  13,403                 $  13,193                       $  13,694
5/31/1998         $  14,153             $  13,480                 $  13,289                       $  13,811
6/30/1998         $  14,189             $  13,515                 $  13,374                       $  13,887
7/31/1998         $  14,245             $  13,568                 $  13,421                       $  13,923
8/31/1998         $  13,940             $  13,278                 $  13,632                       $  14,022
9/30/1998         $  14,234             $  13,558                 $  13,974                       $  14,442
10/31/1998        $  13,939             $  13,277                 $  13,960                       $  14,326
11/30/1998        $  14,192             $  13,517                 $  13,959                       $  14,438
12/31/1998        $  14,275             $  13,597                 $  14,015                       $  14,500
1/31/1999         $  14,395             $  13,711                 $  14,092                       $  14,616
2/28/1999         $  14,178             $  13,504                 $  13,884                       $  14,367
3/31/1999         $  14,338             $  13,657                 $  13,989                       $  14,501
4/30/1999         $  14,466             $  13,779                 $  14,032                       $  14,558
5/31/1999         $  14,315             $  13,635                 $  13,924                       $  14,396
6/30/1999         $  14,262             $  13,585                 $  13,934                       $  14,383
7/31/1999         $  14,217             $  13,541                 $  13,921                       $  14,337
8/31/1999         $  14,187             $  13,513                 $  13,932                       $  14,327
9/30/1999         $  14,330             $  13,649                 $  14,062                       $  14,485
10/31/1999        $  14,370             $  13,688                 $  14,098                       $  14,540
11/30/1999        $  14,456             $  13,770                 $  14,115                       $  14,574
12/31/1999        $  14,452             $  13,766                 $  14,069                       $  14,523
1/31/2000         $  14,487             $  13,799                 $  14,017                       $  14,461
2/29/2000         $  14,646             $  13,950                 $  14,132                       $  14,580
3/31/2000         $  14,812             $  14,108                 $  14,279                       $  14,703
4/30/2000         $  14,652             $  13,956                 $  14,246                       $  14,618
5/31/2000         $  14,581             $  13,889                 $  14,269                       $  14,611
6/30/2000         $  14,968             $  14,257                 $  14,520                       $  14,915
7/31/2000         $  15,165             $  14,445                 $  14,630                       $  15,052
8/31/2000         $  15,397             $  14,666                 $  14,803                       $  15,245
9/30/2000         $  15,459             $  14,725                 $  14,937                       $  15,393
10/31/2000        $  15,388             $  14,657                 $  15,006                       $  15,406
11/30/2000        $  15,531             $  14,793                 $  15,210                       $  15,590
12/31/2000        $  15,865             $  15,111                 $  15,490                       $  15,895
1/31/2001         $  16,231             $  15,460                 $  15,744                       $  16,231
2/28/2001         $  16,454             $  15,672                 $  15,892                       $  16,390
3/31/2001         $  16,529             $  15,744                 $  16,014                       $  16,526
4/30/2001         $  16,514             $  15,730                 $  15,973                       $  16,494
5/31/2001         $  16,694             $  15,902                 $  16,062                       $  16,620
6/30/2001         $  16,743             $  15,948                 $  16,122                       $  16,693
7/31/2001         $  17,108             $  16,295                 $  16,457                       $  17,083
8/31/2001         $  17,317             $  16,494                 $  16,622                       $  17,278
9/30/2001         $  16,998             $  16,191                 $  16,864                       $  17,385
10/31/2001        $  17,267             $  16,446                 $  17,144                       $  17,695
11/30/2001        $  17,286             $  16,464                 $  16,973                       $  17,559
12/31/2001        $  17,192             $  16,376                 $  16,879                       $  17,446
1/31/2002         $  17,325             $  16,502                 $  16,967                       $  17,556
2/28/2002         $  17,385             $  16,559                 $  17,101                       $  17,690
3/31/2002         $  17,298             $  16,477                 $  16,841                       $  17,417
4/30/2002         $  17,649             $  16,811                 $  17,119                       $  17,659
5/31/2002         $  17,757             $  16,914                 $  17,290                       $  17,899
6/30/2002         $  17,670             $  16,831                 $  17,439                       $  17,969
7/31/2002         $  17,564             $  16,730                 $  17,645                       $  18,028
8/31/2002         $  17,817             $  16,971                 $  17,908                       $  18,376
9/30/2002         $  18,015             $  17,159                 $  18,228                       $  18,722
10/31/2002        $  17,644             $  16,806                 $  18,157                       $  18,572
11/30/2002        $  18,025             $  17,169                 $  18,141                       $  18,726
12/31/2002        $  18,427             $  17,551                 $  18,536                       $  19,215
1/31/2003         $  18,541             $  17,660                 $  18,536                       $  19,269
2/28/2003         $  18,864             $  17,968                 $  18,798                       $  19,608
3/31/2003         $  18,873             $  17,977                 $  18,816                       $  19,649
4/30/2003         $  19,347             $  18,428                 $  18,959                       $  19,918
5/31/2003         $  19,861             $  18,918                 $  19,341                       $  20,426
6/30/2003         $  20,002             $  19,052                 $  19,327                       $  20,436
7/31/2003         $  19,392             $  18,471                 $  18,801                       $  19,809
8/31/2003         $  19,456             $  18,532                 $  18,846                       $  19,869
9/30/2003         $  20,063             $  19,110                 $  19,323                       $  20,461
10/31/2003        $  20,122             $  19,166                 $  19,142                       $  20,278
11/30/2003        $  20,276             $  19,313                 $  19,168                       $  20,339
12/31/2003        $  20,554             $  19,578                 $  19,335                       $  20,541
1/31/2004         $  20,793             $  19,805                 $  19,463                       $  20,705
2/29/2004         $  20,930             $  19,936                 $  19,661                       $  20,935
3/31/2004         $  21,104             $  20,101                 $  19,815                       $  21,119
4/30/2004         $  20,677             $  19,695                 $  19,345                       $  20,581
5/31/2004         $  20,452             $  19,480                 $  19,258                       $  20,451
6/30/2004         $  20,581             $  19,603                 $  19,316                       $  20,524
7/31/2004         $  20,815             $  19,827                 $  19,478                       $  20,734
8/31/2004         $  21,198             $  20,191                 $  19,803                       $  21,136
9/30/2004         $  21,310             $  20,302                 $  19,849                       $  21,213

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged index that tracks the performance of intermediate term US government and corporate bonds. The Lehman Brothers Intermediate Credit Bond Index is the intermediate component of the U.S. Credit Index. The U.S. Credit Index includes publicly issued US corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

AVERAGE ANNUAL TOTAL RETURN AS OF 09/30/04 (%)

   SHARE CLASS                    A                  B                 C                Z
----------------------------------------------------------------------------------------------
   INCEPTION                   07/31/00           07/15/02          07/15/02        03/05/86
----------------------------------------------------------------------------------------------
   SALES CHARGE             WITHOUT   WITH     WITHOUT   WITH     WITHOUT   WITH     WITHOUT
----------------------------------------------------------------------------------------------
   6-month (cumulative)      1.07    -3.74      0.69    -4.24      0.77    -0.22      1.27
   1-year                    6.30     1.24      5.51     0.51      5.67     4.67      6.71
   5-year                    8.27     7.23      7.91     7.61      7.98     7.98      8.58
   10-year                   7.86     7.34      7.68     7.68      7.71     7.71      8.01

THE "WITH SALES CHARGE" RETURNS INCLUDE THE MAXIMUM INITIAL SALES CHARGE OF 4.75% FOR CLASS A SHARES, MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES FOR THE FIRST YEAR ONLY. THE "WITHOUT SALES CHARGE" RETURNS DO NOT INCLUDE THE EFFECT OF SALES CHARGES. IF THEY HAD, RETURNS WOULD BE LOWER.

ALL RESULTS SHOWN ASSUME REINVESTMENT OF DISTRIBUTIONS. CLASS Z SHARES ARE SOLD AT NET ASSET VALUE WITH NO RULE 12b-1 FEES. PERFORMANCE FOR DIFFERENT SHARE CLASSES WILL VARY BASED ON DIFFERENCES IN SALES CHARGES AND FEES ASSOCIATED WITH EACH CLASS.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class A, class B and class C are newer classes of shares. Class A performance information includes returns of the fund's class Z shares (the oldest existing fund class) for periods prior to its inception. Class B and class C performance information includes returns of the fund's class A shares for the period from July 31, 2000 through July 15, 2002 and for periods prior thereto, the fund's class Z shares (the oldest existing fund class). These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between class Z shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower, since the newer classes of shares are subject to a Rule 12b-1 fee. Class A shares were initially offered on July 31, 2000, class B and class C shares were initially offered on July 15, 2002, and class Z shares were initially offered on March 5, 1986.

[SIDENOTE]

PERFORMANCE OF A $10,000 INVESTMENT 10/01/94 - 09/30/04 ($)

   SALES CHARGE:    WITHOUT      WITH
----------------------------------------
   Class A          21,310      20,302
   Class B          20,955      20,955
   Class C          21,024      21,024
   Class Z          21,612         n/a

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

UNDERSTANDING YOUR EXPENSES

                                                            COLUMBIA INCOME FUND

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also continuing costs, which generally include investment advisory and/or Rule 12b-1 fees, and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare this cost with the continuing costs of investing in other mutual funds.

ANALYZING YOUR FUND'S EXPENSES BY SHARE CLASS

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the reporting period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

APRIL 1, 2004 - SEPTEMBER 30, 2004

                  ACCOUNT VALUE AT THE         ACCOUNT VALUE AT THE           EXPENSES PAID         FUND'S ANNUALIZED
               BEGINNING OF THE PERIOD ($)     END OF THE PERIOD ($)       DURING THE PERIOD ($)    EXPENSE RATIO (%)
-----------------------------------------------------------------------------------------------------------------------
                 ACTUAL     HYPOTHETICAL       ACTUAL    HYPOTHETICAL    ACTUAL     HYPOTHETICAL
-----------------------------------------------------------------------------------------------------------------------
   Class A      1,000.00      1,000.00        1,011.53     1,020.05       5.04          5.06             1.00
   Class B      1,000.00      1,000.00        1,007.77     1,016.29       8.81          8.85             1.75
   Class C      1,000.00      1,000.00        1,008.57     1,017.05       8.06          8.09             1.60
   Class Z      1,000.00      1,000.00        1,013.19     1,021.31       3.79          3.80             0.75

Expenses paid during the period are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the distributor not waived a portion of class C shares' expenses, class C shares' total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only continuing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

COMPARE WITH OTHER FUNDS

Since all mutual fund companies are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other fund companies, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

[SIDENOTE]

ESTIMATING YOUR ACTUAL EXPENSES

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

- FOR SHAREHOLDERS WHO RECEIVE THEIR ACCOUNT STATEMENTS FROM COLUMBIA FUNDS SERVICES, INC., YOUR ACCOUNT BALANCE IS AVAILABLE ONLINE AT www.columbiafunds.com OR BY CALLING SHAREHOLDER SERVICES AT 800.345.6611

- FOR SHAREHOLDERS WHO RECEIVE THEIR ACCOUNT STATEMENTS FROM THEIR BROKERAGE FIRM, CONTACT YOUR BROKERAGE FIRM TO OBTAIN YOUR ACCOUNT BALANCE

1. DIVIDE YOUR ENDING ACCOUNT BALANCE BY $1,000. FOR EXAMPLE, IF AN ACCOUNT BALANCE WAS $8,600 AT THE END OF THE PERIOD, THE RESULT WOULD BE 8.6

2. IN THE SECTION OF THE TABLE BELOW TITLED "EXPENSES PAID DURING THE PERIOD," LOCATE THE AMOUNT FOR YOUR SHARE CLASS. YOU WILL FIND THIS NUMBER IS IN THE COLUMN LABELED "ACTUAL." MULTIPLY THIS NUMBER BY THE RESULT FROM STEP 1. YOUR ANSWER IS AN ESTIMATE OF THE EXPENSES YOU PAID ON YOUR ACCOUNT DURING THE PERIOD

ECONOMIC UPDATE

                                                            COLUMBIA INCOME FUND

During the six-month period that began April 1, 2004, and ended September 30, 2004, the US economy continued to grow at a healthy pace, despite uncertainty about job growth, rising energy prices and a slowdown in consumer spending. The economy encountered a soft patch in the spring, as the rate of growth slowed from 4.5% to 3.3%, but data for the summer months suggested that it picked up again in the third quarter.

Job growth dominated the economic news. More than one million jobs were created between March and June, and consumer confidence soared to its highest level in two years. However, job growth fell below expectations in July and August and consumer confidence fell. According to the Labor Department's payroll survey, the job market has not fully recovered from the losses incurred during the economic downturn of 2000-2001, and that has left consumers cautious about the months ahead.

Consumer spending held up in the first half of the period, as last year's tax rebates and tax cuts continued to work their way into household budgets. Even when consumer spending declined during the summer, housing activity remained strong. Also, the business sector stepped into the gap created by sagging consumer spending. Industrial production rose; factories utilized more of their capacity; and spending on technology, capital equipment and construction picked up.

BONDS EKE OUT A POSITIVE RETURN

Early in the period, the US bond market was beset with volatility. Bond prices fell and yields rose when job growth picked up in the spring and investors began to anticipate higher short-term interest rates. However, a shaky stock market, higher energy prices and some mixed economic data gave the bond market a boost in the last thee months of the period. The 10-year Treasury yield ended the period at 4.1%, very close to where it started. In this environment, the Lehman Brothers Aggregate Bond Index returned 0.68%.

High-yield bonds, which can be less sensitive to changing interest rates, gained 3.72%, as measured by the Merrill Lynch US High Yield, Cash Pay Index. A relatively strong economy improved credit quality and the sector's high yields attracted investors seeking income. Municipal and mortgage bonds rose more than 1.4% for the period, outperforming Treasury bonds.(1)

STOCKS STAND STILL

Despite solid profit growth and a growing economy, the stock market failed to advance during the reporting period. The S&P 500 Index returned negative 0.18%. Leadership passed from small-cap stocks to mid- and large-cap stocks, and value stocks continued to lead growth stocks. However, in the final month of the period small- and mid-cap growth stocks bested their value counterparts. Energy and real estate investment trusts were the best-performing sectors.

HIGHER SHORT TERM INTEREST RATES

After a year of the lowest short-term interest rates in recent history, the Federal Reserve Board (the Fed) raised the federal funds rate, a key short-term rate, from 1.00% to 1.75% in three equal steps during the period. The Fed indicated that it would continue to raise short-term interest rates at a "measured pace," in an attempt to balance economic growth against inflationary pressures. Because the Fed's moves were widely anticipated, these rate increases have had little, if any, impact on the financial markets since they commenced.

(1) Lehman Brothers Municipal Bond Index; Merrill Lynch Mortgage Master Index.

[SIDENOTE]

SUMMARY:
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004

- INVESTMENT-GRADE BONDS EKED OUT MODEST GAINS. THE LEHMAN BROTHERS AGGREGATE BOND INDEX RETURNED 0.68%. HIGH-YIELD BONDS, WHICH CAN BE LESS SENSITIVE TO CHANGING INTEREST RATES, LED THE FIXED INCOME MARKETS. THE MERRILL LYNCH US HIGH YIELD, CASH PAY INDEX RETURNED 3.72%

[CHART]

   MERRILL LYNCH INDEX                         3.72%
   LEHMAN INDEX                                0.68%

- STOCK PRICES WERE DOWN, AS MEASURED BY THE S&P 500 INDEX AND THE BROADER RUSSELL 3000 INDEX. THE MARKET RETREATED AS A HOST OF UNCERTAINTIES UNSETTLED INVESTORS.

[CHART]

   S&P 500 INDEX                              -0.18%
   RUSSELL 3000 INDEX                         -0.60%

The Merrill Lynch US High Yield, Cash Pay Index is an unmanaged index that tracks the performance of non-investment-grade corporate bonds.

The Lehman Brothers Aggregate Bond Index is a market value-weighted index that tracks the performance of fixed-rate, publicly placed, dollar-denominated, non-convertible investment-grade debt issues.

The S&P 500 Index is an unmanaged index that tracks the performance of 500 widely held, large capitalization US stocks.

The Russell 3000 Index is an unmanaged index that tracks the performance of the 3,000 largest US companies based on total market capitalization.

PORTFOLIO MANAGERS' REPORT

                                                            COLUMBIA INCOME FUND

For the six-month period ended September 30, 2004, Columbia Income Fund's class A shares returned 1.07% without sales charge. The fund performed better than its benchmarks, the Lehman Brothers Intermediate Government/Credit Bond Index and the Lehman Brothers Intermediate Credit Bond Index, which returned 0.11% and 0.45%, respectively, for the same period. The fund's peer group, the Lipper Corporate Debt Funds BBB Rated Category, averaged 0.63% for the six-month period.(1) We believe the fund's substantial corporate bond allocation, relative to its peers and the index, helped performance. High-yield issues provided the single largest performance tailwind over the six month period.

STRONG ECONOMY BOOSTS CORPORATE SECURITIES

A strong US economy fueled higher corporate profits and strengthened balance sheets. Both investment grade issues and lower quality, high-yield bonds benefited from these trends. They outperformed other fixed-income alternatives.

Our decision to maintain a steady duration in the portfolio helped returns over the period. Duration is a measure, expressed in years, of interest-rate sensitivity. While it is similar to maturity, it is a more accurate measure of a fund's exposure to changing interest rates--or yields--because it takes into consideration the full stream of future principal and interest payments as well as the length of time it will take to collect them. When bond yields rise, a longer duration can hurt both relative and absolute performance. However, long-term yields remained relatively unchanged over the period, and our decision not to shorten duration was rewarded.

ENERGY AND UTILITY BONDS BOOSTED RETURNS

Surging energy prices resulted in higher profit margins in the oil refining sector. Bonds of Premcor Refining Group and Amerada Hess benefited. In addition, higher oil prices also helped Russian oil producer Gazprom International SA and Mexican refiner Pemex Project Funding Master Trust. The fund owned these dollar-denominated foreign issues as part of a diversification strategy designed to reduce exposure to the US economy. Electric utility bonds also did well. As business conditions improved, utility companies were able to replace high cost debt with less expensive borrowings. Bonds of California-based Edison Mission Energy prospered in an improved business environment. Hutchison Whampoa International, a conglomerate with worldwide utility holdings listed on the Hong Kong exchange, also did well, aided by an improving world economy and China's powerful economic growth. Our decision to minimize the portfolio's allocation to higher-quality foreign government debt also helped performance. The market rewarded lower quality issues during the period.

AIRLINE AND AUTO ISSUES HURT THE FUND'S RETURN

Bonds backed by commercial aircraft suffered during the period as airline operating costs rose. However, we decided to retain these issues because they are backed by the underlying value of the airplanes owned by these companies. Also, airline bonds have historically tended to perform well in a rising rate environment. We reduced the fund's exposure to the auto sector as the production cycle for these companies slowed and the price of manufacturing materials rose. We trimmed the fund's position in Dura Operating Corp., a manufacturer of auto seat

(1) Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund.

[SIDENOTE]

NET ASSET VALUE PER SHARE AS OF 09/30/04 ($)

   Class A                                 10.06
   Class B                                 10.06
   Class C                                 10.06
   Class Z                                 10.06

DISTRIBUTIONS DECLARED PER SHARE 04/01/04 - 09/30/04 ($)

   Class A                                  0.25
   Class B                                  0.22
   Class C                                  0.22
   Class Z                                  0.27

30-DAY SEC YIELDS AS OF 09/30/04 (%)

   Class A                                  3.87
   Class B                                  3.37
   Class C                                  3.52
   Class Z                                  4.38

The 30-day SEC yields reflect the portfolio's earning power net of expenses, expressed as an annualized percentage of the public offering price at the end of the period.

HOLDINGS DISCUSSED IN THIS REPORT AS OF 09/30/04 (%)

   Premcor Refining Group, Inc.              0.7
   Amerada Hess Corp.                        0.8
   Gazprom International SA                  0.8
   Pemex Project Funding Master Trust        0.5
   Edison Mission Energy                     0.5
   Hutchinson Whampoa International Ltd.     1.0
   Dura Operating Corp.                      0.1

Your fund is actively managed and the composition of its portfolio will change over time. Information provided is calculated as a percentage of net assets.

tracks and cables. We also lightened the fund's exposure to health care bonds because we believe they are generally fully valued relative to the business prospects of their issuers.

POSITIONED FOR ECONOMIC GROWTH

We have positioned the portfolio for a period of continued steady economic growth, which we believe would aid the performance of investment-grade and high-yield corporate sectors of the bond market, despite the recent run-up in prices. While these bonds are expensive by historical standards, we believe the business prospects driving their strong performance remain in place and have the potential to continue to fuel returns going forward.

Kevin Cronk has co-managed the Columbia Income Fund since March 2003 and has been with the advisor and its predecessors or affiliate organizations since 1999.

/s/ Kevin Cronk

Thomas LaPointe has co-managed the fund since March 2003 and has been with the advisor and its predecessors or affiliate organizations since 1999.

/s/ Thomas LaPointe

Mark E. Newlin is the lead manager for the fund. He has co-managed the fund since May 2004 and has been with the advisor and its predecessors or affiliate organizations since 2003.

/s/ Mark E. Newlin

Steven P. Luetger has co-managed the fund since May 2004 and has been with the advisor and its predecessors or affiliate organizations since 1978.

/s/ Steven P. Luetger

Investing in high yield bonds involves greater credit and other risks not associated with investing in higher-quality bonds. Bond investing also involves interest rate risk, which means that bond prices may change as interest rates increase or decrease. Foreign investments involve market, political, accounting and currency risks not associated with other investments.

[SIDENOTE]

WE BELIEVE THE BUSINESS PROSPECTS DRIVING STRONG PERFORMANCE IN CORPORATE BONDS REMAIN IN PLACE AND SHOULD CONTINUE TO FUEL RETURNS GOING FORWARD.

INVESTMENT PORTFOLIO
SEPTEMBER 30, 2004 (UNAUDITED)                              COLUMBIA INCOME FUND

                                                                                                         PAR ($)     VALUE ($)
------------------------------------------------------------------------------------------------------------------------------
CORPORATE FIXED-INCOME BONDS & NOTES - 93.3%

BASIC MATERIALS - 5.0%

CHEMICALS - 3.2%

                          Dow Chemical Co.        5.750% 11/15/09                                      4,500,000     4,805,955

                      Eastman Chemical Co.        3.250% 06/15/08                                      1,150,000     1,125,448
                                                  6.300% 11/15/18                                      4,500,000     4,817,205

                     Equistar Chemicals LP        10.625% 05/01/11                                     2,000,000     2,280,000

       Huntsman International Holdings LLC        12/31/09 (a)                                         2,000,000     1,060,000

                     Lyondell Chemical Co.        9.625% 05/01/07                                      2,000,000     2,170,000

                      NOVA Chemicals Corp.        6.500% 01/15/12                                      2,000,000     2,044,460

                                                                                                 Chemicals Total    18,303,068

FOREST PRODUCTS & PAPER - 1.8%

                            Cascades, Inc.        7.250% 02/15/13                                      3,500,000     3,657,500

                        MeadWestvaco Corp.        8.200% 01/15/30                                      3,820,000     4,544,234

                   Norske Skog Canada Ltd.        7.375% 03/01/14                                      2,000,000     2,080,000

                                                                                   Forest Products & Paper Total    10,281,734
                                                                                                                  ------------
                                                                                           BASIC MATERIALS TOTAL    28,584,802

COMMUNICATIONS - 10.4%

MEDIA - 6.7%

    Charter Communications Holdings II LLC        10.250% 09/15/10                                     1,000,000     1,017,500

                             Comcast Corp.        5.850% 01/15/10                                      4,000,000     4,252,400
                                                  6.500% 01/15/15                                      2,000,000     2,155,000

                        CSC Holdings, Inc.        6.750% 04/15/12 (b)                                    500,000       502,500
                                                  7.625% 04/01/11                                      1,500,000     1,575,000

                        Dex Media West LLC        9.875% 08/15/13                                      1,953,000     2,294,775

                        EchoStar DBS Corp.        6.375% 10/01/11                                      1,500,000     1,515,000

                       Liberty Media Corp.        3.380% 09/17/06 (c)                                  4,000,000     4,047,200

               News America Holdings, Inc.        9.250% 02/01/13                                      2,000,000     2,569,300

            Sinclair Broadcast Group, Inc.        8.750% 12/15/11                                      2,000,000     2,180,000

                        TV Azteca SA de CV        10.500% 02/15/07                                     2,000,000     2,040,000

                              Viacom, Inc.        7.750% 06/01/05                                      6,500,000     6,719,830

                                 See Accompanying Notes to Financial Statements.

                                                                                                         PAR ($)     VALUE ($)
------------------------------------------------------------------------------------------------------------------------------
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

COMMUNICATIONS - (CONTINUED)

MEDIA - (CONTINUED)

                            Videotron Ltee        6.875% 01/15/14                                        220,000       225,500

                           Walt Disney Co.        5.500% 12/29/06                                      7,000,000     7,324,730

                                                                                                     Media Total    38,418,735
TELECOMMUNICATIONS - 3.7%

                        Insight Midwest LP        9.750% 10/01/09                                      3,000,000     3,150,000

               Nextel Communications, Inc.        7.375% 08/01/15                                      4,000,000     4,290,000

                               Qwest Corp.        9.125% 03/15/12 (b)                                    500,000       551,250

                      Qwest Services Corp.        13.500% 12/15/10 (b)                                 1,500,000     1,756,875

                       Rogers Cantel, Inc.        9.750% 06/01/16                                      2,000,000     2,240,000

                      Sprint Capital Corp.        6.125% 11/15/08                                      2,500,000     2,699,950

              Telefonos de Mexico SA de CV        4.500% 11/19/08                                      3,250,000     3,248,245

              Verizon Global Funding Corp.        7.750% 12/01/30                                      3,000,000     3,592,950

                                                                                        Telecommunications Total    21,529,270
                                                                                                                  ------------
                                                                                            COMMUNICATIONS TOTAL    59,948,005

CONSUMER CYCLICAL - 11.8%

AIRLINES - 2.1%

                                  Air 2 US        8.027% 10/01/19 (b)                                  1,599,207     1,327,341

                   American Airlines, Inc.        7.024% 10/15/09                                      3,029,000     2,975,993
                                                  9.710% 01/02/07                                      1,380,933     1,242,840

                Continental Airlines, Inc.        7.461% 04/01/15                                      3,012,150     2,771,178

                     Delta Air Lines, Inc.        7.779% 11/18/05                                      2,000,000       800,000

                    Southwest Airlines Co.        5.496% 11/01/06                                      3,000,000     3,118,020

                                                                                                  Airlines Total    12,235,372

APPAREL - 0.4%

                 Phillips-Van Heusen Corp.        7.250% 02/15/11                                      2,000,000     2,070,000

                                                                                                   Apparel Total     2,070,000

AUTO MANUFACTURERS - 1.0%

          DaimlerChrysler NA Holding Corp.        6.400% 05/15/06                                      4,000,000     4,214,440

              Navistar International Corp.        7.500% 06/15/11                                      1,500,000     1,582,500

                                                                                        Auto Manufacturers Total     5,796,940

See Accompanying Notes to Financial Statements.

                                                                                                         PAR ($)     VALUE ($)
------------------------------------------------------------------------------------------------------------------------------
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

CONSUMER CYCLICAL - (CONTINUED)

AUTO PARTS & EQUIPMENT - 0.3%

                                Dana Corp.        9.000% 08/15/11                                      1,100,000     1,325,500

                      Dura Operating Corp.        9.000% 05/01/09                                        420,000       374,850

                                                                                    Auto Parts & Equipment Total     1,700,350

ENTERTAINMENT - 1.0%

           Mohegan Tribal Gaming Authority        7.125% 08/15/14 (b)                                  1,500,000     1,575,000

                       Seneca Gaming Corp.        7.250% 05/01/12 (b)                                  1,000,000     1,032,500

                           Six Flags, Inc.        9.500% 02/01/09                                      2,000,000     1,960,000

        Steinway Musical Instruments, Inc.        8.750% 04/15/11                                      1,000,000     1,090,000

                                                                                             Entertainment Total     5,657,500

HOME BUILDERS - 1.2%

                         D.R. Horton, Inc.        9.750% 09/15/10                                      1,500,000     1,796,250

            K. Hovnanian Enterprises, Inc.        7.750% 05/15/13                                      2,000,000     2,150,000

                    Standard-Pacific Corp.        9.250% 04/15/12                                      2,500,000     2,893,750

                                                                                             Home Builders Total     6,840,000

LEISURE TIME - 0.4%

                     Hard Rock Hotel, Inc.        8.875% 06/01/13                                      1,200,000     1,278,000

                                  K2, Inc.        7.375% 07/01/14 (b)                                  1,250,000     1,317,575

                                                                                              Leisure Time Total     2,595,575

LODGING - 3.7%

              Harrah's Operating Co., Inc.        7.125% 06/01/07                                      3,750,000     4,046,887
                                                  7.875% 12/15/05                                        500,000       526,250

                        Hyatt Equities LLC        6.875% 06/15/07 (b)                                  2,000,000     2,117,940

                           La Quinta Corp.        7.620% 09/13/05                                      2,200,000     2,271,500

              Marriott International, Inc.        6.875% 11/15/05                                      5,000,000     5,199,050

                                MGM Mirage        8.375% 02/01/11                                      1,000,000     1,102,500

            Park Place Entertainment Corp.        9.375% 02/15/07                                      2,500,000     2,775,000

 Starwood Hotels & Resorts Worldwide, Inc.        7.875% 05/01/12                                        500,000       568,125

                     Station Casinos, Inc.        6.000% 04/01/12                                      1,000,000     1,022,500
                                                  6.875% 03/01/16                                      1,500,000     1,541,250

                                                                                                   Lodging Total    21,171,002

                                 See Accompanying Notes to Financial Statements.

                                                                                                         PAR ($)     VALUE ($)
------------------------------------------------------------------------------------------------------------------------------
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

CONSUMER CYCLICAL - (CONTINUED)

OFFICE FURNISHINGS - 0.1%

                        Tempur-Pedic, Inc.        10.250% 08/15/10                                       426,000       484,575

                                                                                        Office Furnishings Total       484,575
RETAIL - 1.6%

                             Ferrellgas LP        8.750% 06/15/12                                      1,160,000     1,278,900

                              Kohl's Corp.        6.700% 02/01/06                                      3,000,000     3,144,090

                 May Department Stores Co.        6.700% 07/15/34 (b)                                  1,575,000     1,624,345

                        Office Depot, Inc.        6.250% 08/15/13                                      1,655,000     1,773,200

                                Saks, Inc.        7.000% 12/01/13                                      1,500,000     1,533,750

                                                                                                    Retail Total     9,354,285
                                                                                                                  ------------
                                                                                         CONSUMER CYCLICAL TOTAL    67,905,599

CONSUMER NON-CYCLICAL - 10.6%

BEVERAGES - 1.5%

                        Bottling Group LLC        2.450% 10/16/06                                      7,000,000     6,917,260

                Constellation Brands, Inc.        8.125% 01/15/12                                      1,683,000     1,855,507

                                                                                                 Beverages Total     8,772,767

BIOTECHNOLOGY - 0.4%

                Bio-Rad Laboratories, Inc.        7.500% 08/15/13                                      2,000,000     2,145,000

                                                                                             Biotechnology Total     2,145,000

COMMERCIAL SERVICES - 1.3%

                      Erac USA Finance Co.        8.000% 01/15/11 (b)                                  3,000,000     3,535,260
                                                  9.125% 12/15/04 (b)                                  2,000,000     2,024,800

                         NationsRent, Inc.        9.500% 10/15/10                                      2,000,000     2,150,000

                                                                                       Commercial Services Total     7,710,060
COSMETICS/PERSONAL CARE - 0.4%

                      Procter & Gamble Co.        5.500% 02/01/34                                      2,000,000     2,002,480

                                                                                   Cosmetics/personal Care Total     2,002,480

FOOD - 1.1%

                     Cadbury-Schweppes PLC        5.125% 10/01/13 (b)                                  1,750,000     1,776,898

                    Delhaize America, Inc.        8.125% 04/15/11                                      1,000,000     1,148,140

                       Dole Food Co., Inc.        8.625% 05/01/09                                      2,000,000     2,185,000

            Stater Brothers Holdings, Inc.        8.125% 06/15/12 (b)                                  1,000,000     1,045,000

                                                                                                      Food Total     6,155,038

See Accompanying Notes to Financial Statements.

                                                                                                         PAR ($)     VALUE ($)
------------------------------------------------------------------------------------------------------------------------------
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

CONSUMER NON-CYCLICAL - (CONTINUED)

HEALTHCARE PRODUCTS - 0.4%

                            MedQuest, Inc.        11.875% 08/15/12                                     2,000,000     2,280,000

                                                                                       Healthcare Products Total     2,280,000

HEALTHCARE SERVICES - 2.2%

                Coventry Health Care, Inc.        8.125% 02/15/12                                        800,000       888,000

                                 HCA, Inc.        6.950% 05/01/12                                      1,500,000     1,618,575
                                                  7.125% 06/01/06                                      3,250,000     3,427,743
                                                  7.875% 02/01/11                                      2,167,000     2,454,344

                    Tenet Healthcare Corp.        7.375% 02/01/13                                      1,000,000       937,500
                                                  9.875% 07/01/14 (b)                                  3,150,000     3,291,750

                                                                                       Healthcare Services Total    12,617,912

PHARMACEUTICALS - 3.3%

                   AmerisourceBergen Corp.        8.125% 09/01/08                                      3,000,000     3,315,000

                  Bristol-Myers Squibb Co.        4.750% 10/01/06                                      6,000,000     6,193,620

               GlaxoSmithKline Capital PLC        2.375% 04/16/07                                      5,000,000     4,912,150

              Medco Health Solutions, Inc.        7.250% 08/15/13                                      1,000,000     1,104,280

                                     Wyeth        6.450% 02/01/24                                      1,075,000     1,101,133
                                                  6.500% 02/01/34                                      2,500,000     2,552,400

                                                                                           Pharmaceuticals Total    19,178,583
                                                                                                                  ------------
                                                                                     CONSUMER NON-CYCLICAL TOTAL    60,861,840

DIVERSIFIED - 1.2%

HOLDING COMPANIES - 1.2%

      Hutchison Whampoa International Ltd.        6.250% 01/24/14 (b)                                  5,500,000     5,607,635

                                  Stena AB        7.500% 11/01/13                                      1,200,000     1,229,280

                                                                                         Holding Companies Total     6,836,915
                                                                                                                  ------------
                                                                                               DIVERSIFIED TOTAL     6,836,915

ENERGY - 8.3%

OIL & GAS - 7.9%

                        Amerada Hess Corp.        7.300% 08/15/31                                      4,250,000     4,615,330

                   Chesapeake Energy Corp.        7.500% 06/15/14                                      2,210,000     2,419,950

                             Coastal Corp.        7.750% 06/15/10                                      2,000,000     1,990,000

                            ConocoPhillips        9.375% 02/15/11                                      2,000,000     2,548,640

                     Devon Financing Corp.        7.875% 09/30/31                                      2,600,000     3,174,756

                                 See Accompanying Notes to Financial Statements.

                                                                                                         PAR ($)     VALUE ($)
------------------------------------------------------------------------------------------------------------------------------
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

ENERGY - (CONTINUED)

OIL & GAS - (CONTINUED)

                  Gazprom International SA        7.201% 02/01/20 (b)                                  4,700,000     4,758,750

                          Murphy Oil Corp.        6.375% 05/01/12                                      2,250,000     2,484,495

                               Nexen, Inc.        7.875% 03/15/32                                      3,500,000     4,327,470

                      Noble Drilling Corp.        7.500% 03/15/19                                      3,500,000     4,106,200

        Pemex Project Funding Master Trust        7.875% 02/01/09                                      2,000,000     2,232,000
                                                  9.125% 10/13/10                                        750,000       891,375

       Petrobras International Finance Co.        9.750% 07/06/11                                      1,500,000     1,740,000

              Premcor Refining Group, Inc.        7.500% 06/15/15                                      4,000,000     4,300,000

                 Pride International, Inc.        7.375% 07/15/14 (b)                                  1,500,000     1,642,500

Ras Laffan Liquefied Natural Gas Co., Ltd.        3.437% 09/15/09 (b)                                  4,122,000     4,080,326

                                                                                                 Oil & Gas Total    45,311,792

PIPELINES - 0.4%

                  Williams Companies, Inc.        8.125% 03/15/12                                      2,000,000     2,300,000

                                                                                                 Pipelines Total     2,300,000
                                                                                                                  ------------
                                                                                                    ENERGY TOTAL    47,611,792

FINANCIALS - 27.9%

BANKS - 6.6%

                            Bank One Corp.        6.500% 02/01/06                                      7,060,000     7,409,117

                         Barclays Bank PLC        7.375% 06/15/49 (b)(d)                               4,000,000     4,589,040

      Credit Suisse First Boston USA, Inc.        7.900% 05/01/07 (b)(d)                               3,500,000     3,895,045

                   HSBC Capital Funding LP        9.547% 12/31/49 (b)(d)                               4,500,000     5,599,800

           North Fork Bancorporation, Inc.        5.875% 08/15/12                                      4,000,000     4,275,520

     Popular North America Capital Trust I        6.564% 09/15/34                                        700,000       711,329

               Popular North America, Inc.        6.125% 10/15/06                                      6,000,000     6,291,960

               Rabobank Capital Funding II        5.260% 12/31/49 (b)(d)                               5,100,000     5,141,106

                                                                                                     Banks Total    37,912,917

DIVERSIFIED FINANCIAL SERVICES - 12.4%

              Bear Stearns Companies, Inc.        4.000% 01/31/08                                      6,000,000     6,071,100

See Accompanying Notes to Financial Statements.

                                                                                                         PAR ($)     VALUE ($)
------------------------------------------------------------------------------------------------------------------------------
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

FINANCIALS - (CONTINUED)

DIVERSIFIED FINANCIAL SERVICES - (CONTINUED)

                          Capital One Bank        5.125% 02/15/14                                      3,350,000     3,328,594

                           Citigroup, Inc.        5.750% 05/10/06                                      7,000,000     7,318,500

              Countrywide Home Loans, Inc.        5.500% 08/01/06                                      4,000,000     4,168,280

                   E*Trade Financial Corp.        8.000% 06/15/11 (b)                                  1,500,000     1,560,000

                     Ford Motor Credit Co.        5.800% 01/12/09                                      2,350,000     2,429,947
                                                  6.875% 02/01/06                                      4,000,000     4,186,720
                                                  7.000% 10/01/13                                      2,000,000     2,114,440

             Fund American Companies, Inc.        5.875% 05/15/13                                      2,500,000     2,559,775

           General Motors Acceptance Corp.        6.125% 01/22/08                                      2,500,000     2,631,225
                                                  7.250% 03/02/11                                      2,000,000     2,149,780

                   Household Finance Corp.        4.625% 01/15/08                                      3,000,000     3,098,370

         International Lease Finance Corp.        6.375% 03/15/09                                      5,000,000     5,461,000

                     Jefferies Group, Inc.        7.750% 03/15/12                                      2,750,000     3,148,750

                     LaBranche & Co., Inc.        11.000% 05/15/12 (b)                                 2,000,000     2,060,000

                 Merrill Lynch & Co., Inc.        3.700% 04/21/08                                      4,000,000     4,008,760

                            Morgan Stanley        4.750% 04/01/14                                      1,000,000       965,080

        PF Export Receivables Master Trust        3.748% 06/01/13 (b)                                  1,710,187     1,663,140

                  Spear Leeds & Kellogg LP        8.250% 08/15/05 (b)                                  4,000,000     4,198,120

                   Textron Financial Corp.        2.750% 06/01/06                                      5,000,000     4,989,050

                     UFJ Finance Aruba AEC        6.750% 07/15/13                                      2,675,000     2,977,676

                                                                            Diversified Financial Services Total    71,088,307

INSURANCE - 3.7%

                            Allstate Corp.        7.875% 05/01/05                                      7,000,000     7,220,990

Florida Windstorm Underwriting Association        7.125% 02/25/19 (b)                                  2,000,000     2,348,260

   Hartford Financial Services Group, Inc.        4.700% 09/01/07                                      3,800,000     3,925,666

       Prudential Insurance Co. of America        7.650% 07/01/07 (b)                                  4,850,000     5,382,724

         Travelers Property Casualty Corp.        3.750% 03/15/08                                      2,250,000     2,249,820

                                                                                                 Insurance Total    21,127,460

                                 See Accompanying Notes to Financial Statements.

                                                                                                         PAR ($)     VALUE ($)
------------------------------------------------------------------------------------------------------------------------------
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

FINANCIALS - (CONTINUED)

INVESTMENT COMPANIES - 0.5%

      Credit Suisse First Boston USA, Inc.        7.125% 07/15/32                                      2,500,000     2,942,150

                                                                                      Investment Companies Total     2,942,150
REAL ESTATE - 1.5%

             Forest City Enterprises, Inc.        7.625% 06/01/15                                      1,000,000     1,037,500

                       Prudential Property        6.625% 04/01/09 (b)                                  3,000,000     3,307,080
                                                  7.125% 07/01/07 (b)                                  4,000,000     4,371,760

                                                                                               Real Estate Total     8,716,340

REAL ESTATE INVESTMENT TRUSTS - 2.8%

                          Host Marriott LP        9.500% 01/15/07                                      1,000,000     1,105,000

                     iStar Financial, Inc.        8.750% 08/15/08                                      3,209,000     3,655,982

                La Quinta Properties, Inc.        7.000% 08/15/12 (b)                                    500,000       528,750

                     Spieker Properties LP        6.875% 02/01/05                                      6,750,000     6,838,020

                  Thornburg Mortgage, Inc.        8.000% 05/15/13                                      2,000,000     2,080,000

                          Ventas Realty LP        9.000% 05/01/12                                      2,000,000     2,280,000

                                                                             Real Estate Investment Trusts Total    16,487,752

SAVINGS & LOANS - 0.4%

                    Western Financial Bank        9.625% 05/15/12                                      2,000,000     2,260,000

                                                                                           Savings & Loans Total     2,260,000
                                                                                                                  ------------
                                                                                                FINANCIALS TOTAL   160,534,926

INDUSTRIALS - 5.7%

AEROSPACE & DEFENSE - 1.5%

                              Raytheon Co.        4.850% 01/15/11                                      1,000,000     1,018,090
                                                  5.500% 11/15/12                                      5,000,000     5,225,300

                               Sequa Corp.        8.875% 04/01/08                                      1,000,000     1,085,000

                  Systems 2001 Asset Trust        6.664% 09/15/13 (b)                                  1,220,655     1,351,680

                                                                                       Aerospace & Defense Total     8,680,070

ELECTRONICS - 0.4%

                      Thomas & Betts Corp.        7.250% 06/01/13                                      2,000,000     2,166,000

                                                                                               Electronics Total     2,166,000

See Accompanying Notes to Financial Statements.

                                                                                                         PAR ($)     VALUE ($)
------------------------------------------------------------------------------------------------------------------------------
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

INDUSTRIALS - (CONTINUED)

ENVIRONMENTAL CONTROL - 0.3%

          Allied Waste North America, Inc.        7.625% 01/01/06                                        500,000       522,500
                                                  7.875% 04/15/13                                        400,000       421,000
                                                  8.500% 12/01/08                                        250,000       270,625
                                                  8.875% 04/01/08                                        500,000       542,500

                                                                                     Environmental Control Total     1,756,625

MACHINERY DIVERSIFIED - 0.3%

                   Briggs & Stratton Corp.        8.875% 03/15/11                                      1,400,000     1,667,750

                                                                                     Machinery Diversified Total     1,667,750

METAL FABRICATE HARDWARE - 0.2%

                  Valmont Industries, Inc.        6.875% 05/01/14 (b)                                  1,000,000     1,030,000

                                                                                  Metal Fabricate Hardware Total     1,030,000

MISCELLANEOUS MANUFACTURING - 0.6%

                                 SPX Corp.        7.500% 01/01/13                                      2,000,000     2,035,000

                  Trinity Industries, Inc.        6.500% 03/15/14                                      1,550,000     1,526,750

                                                                               Miscellaneous Manufacturing Total     3,561,750

PACKAGING & CONTAINERS - 0.6%

      Owens-Brockway Glass Container, Inc.        8.875% 02/15/09                                      3,000,000     3,262,500

                                                                                    Packaging & Containers Total     3,262,500

TRANSPORTATION - 1.8%

          Burlington Northern Railroad Co.        9.250% 10/01/06                                      2,035,000     2,267,275

                               FedEx Corp.        2.650% 04/01/07                                      5,000,000     4,922,700
                                                  9.650% 06/15/12                                      1,000,000     1,303,470

           Ship Finance International Ltd.        8.500% 12/15/13                                      2,000,000     1,970,000

                                                                                            Transportation Total    10,463,445
                                                                                                                  ------------
                                                                                               INDUSTRIALS TOTAL    32,588,140

TECHNOLOGY - 1.0%

COMPUTERS - 1.0%

                       Hewlett-Packard Co.        3.625% 03/15/08                                      2,000,000     2,005,120

            IBM Canada Credit Services Co.        3.750% 11/30/07 (b)                                  4,000,000     4,026,560

                                                                                                 Computers Total     6,031,680
                                                                                                                  ------------
                                                                                                TECHNOLOGY TOTAL     6,031,680

                                 See Accompanying Notes to Financial Statements.

                                                                                                         PAR ($)     VALUE ($)
------------------------------------------------------------------------------------------------------------------------------
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

UTILITIES - 11.4%

ELECTRIC - 10.5%

                                 AES Corp.        8.750% 06/15/08                                        986,000     1,069,810

                         Alabama Power Co.        5.490% 11/01/05                                      1,000,000     1,030,820

                             Calpine Corp.        8.500% 07/15/10 (b)                                  2,500,000     1,909,375

   CenterPoint Energy Houston Electric LLC        6.950% 03/15/33                                      1,750,000     2,004,222

                      Consumers Energy Co.        6.000% 02/15/14                                      2,000,000     2,152,360

                  Dominion Resources, Inc.        8.125% 06/15/10                                      4,000,000     4,730,680

                     Edison Mission Energy        9.875% 04/15/11                                      2,500,000     2,912,500

                         FirstEnergy Corp.        5.500% 11/15/06                                      2,000,000     2,081,680
                                                  6.450% 11/15/11                                      2,250,000     2,454,142

              FPL Energy American Wind LLC        6.639% 06/20/23 (b)                                  2,422,500     2,513,756

           MidAmerican Energy Holdings Co.        5.875% 10/01/12                                      8,000,000     8,443,520

                   MSW Energy Holdings LLC        8.500% 09/01/10                                      2,000,000     2,205,000

                          Nevada Power Co.        9.000% 08/15/13                                      2,000,000     2,305,000

                 Northern States Power Co.        8.000% 08/28/12                                      1,750,000     2,137,397

               Oncor Electric Delivery Co.        7.250% 01/15/33                                      3,000,000     3,515,940

                Orion Power Holdings, Inc.        12.000% 05/01/10                                     1,000,000     1,252,500

                Pacific Gas & Electric Co.        6.050% 03/01/34                                      3,125,000     3,154,531

                 PSE&G Energy Holdings LLC        8.625% 02/15/08                                      2,000,000     2,205,000

                            PSEG Power LLC        5.500% 12/01/15                                      3,560,000     3,553,450
                                                  7.750% 04/15/11                                      2,000,000     2,322,240

             South Point Energy Center LLC        8.400% 05/30/12 (b)                                    644,444       554,222

                        Southern Power Co.        6.250% 07/15/12                                      3,870,000     4,211,644

            Tenaska Alabama II Partners LP        6.125% 03/30/23 (b)                                  1,949,102     2,039,463

                                                                                                  Electric Total    60,759,252

See Accompanying Notes to Financial Statements.

                                                                                                         PAR ($)     VALUE ($)
------------------------------------------------------------------------------------------------------------------------------
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

UTILITIES - (CONTINUED)

WATER - 0.9%

                      United Utilities PLC        6.250% 08/15/05                                      4,988,000     5,136,543

                                                                                                     Water Total     5,136,543
                                                                                                                  ------------
                                                                                                 UTILITIES TOTAL    65,895,795

                                                  TOTAL CORPORATE FIXED-INCOME BONDS & NOTES
                                                  (COST OF $516,810,080)                                           536,799,494

GOVERNMENT OBLIGATIONS - 2.2%

FOREIGN GOVERNMENT BONDS - 1.3%

                            State of Qatar        9.750% 06/15/30 (b)                                  2,750,000     3,850,000

                     United Mexican States        6.750% 09/27/34                                      4,000,000     3,836,000
                                                                                                                  ------------
                                                                                  FOREIGN GOVERNMENT BONDS TOTAL     7,686,000

U.S. GOVERNMENT OBLIGATIONS - 0.9%

                        U.S. Treasury Bond        5.375% 02/15/31                                        390,000       417,787

                        U.S. Treasury Note        3.375% 11/15/08                                      2,000,000     2,014,140
                                                  4.250% 08/15/14                                      2,580,000     2,607,010
                                                                                                                  ------------
                                                                               U.S. GOVERNMENT OBLIGATIONS TOTAL     5,038,937

                                                  TOTAL GOVERNMENT AGENCIES & OBLIGATIONS
                                                  (COST OF $11,629,209)                                             12,724,937

ASSET-BACKED SECURITIES - 1.2%

                     Archstone-Smith Trust        6.875% 02/15/08                                      1,000,000     1,073,370

            Providian Gateway Master Trust        3.350% 09/15/11 (b)                                  5,500,000     5,487,969

                                                  TOTAL ASSET-BACKED SECURITIES
                                                  (COST OF $6,497,460)                                               6,561,339

                                 See Accompanying Notes to Financial Statements.

                                                                                                         PAR ($)     VALUE ($)
------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES - 0.4%

     Federal National Mortgage Association        9.000% 07/01/19 - 06/01/20                              89,530        98,687

  Government National Mortgage Association        4.954% 04/16/31 (e)                                  2,265,000     2,265,000
                                                  10.000% 10/15/17 - 01/15/19                              5,783         6,490
                                                  10.500% 01/15/16 - 05/15/20                             45,112        51,049
                                                  11.500% 05/15/13                                        10,552        12,041
                                                  12.500% 11/15/10 - 12/15/13                             31,165        35,601
                                                  13.000% 04/15/11                                           139           160
                                                  14.000% 08/15/11                                         2,666         3,104

                                                  TOTAL MORTGAGE-BACKED SECURITIES
                                                  (COST OF $2,458,175)                                               2,472,132

SHORT-TERM OBLIGATION - 1.8%

                                                  Repurchase agreement with State Street Bank &
                                                  Trust Co., dated 09/30/04, due 10/01/04 at 1.580%,
                                                  collateralized by a U.S. Treasury Bond maturing
                                                  02/15/15, market value $10,625,794
                                                  (repurchase proceeds $10,417,457)                   10,417,000    10,417,000

                                                  TOTAL SHORT-TERM OBLIGATION
                                                  (COST OF $10,417,000)                                             10,417,000

                                                  TOTAL INVESTMENTS - 98.9%
                                                  (COST OF $547,811,924) (f)                                       568,974,902

                                                  OTHER ASSETS & LIABILITIES, NET - 1.1%                             6,498,824

                                                  NET ASSETS - 100.0%                                              575,473,726

    NOTES TO INVESTMENT PORTFOLIO:

(a) Zero coupon bond.

(b) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, these securities amounted to $106,976,095, which represents 18.6% of net assets.

(c) Floating rate note. The interest rate shown reflects the rate as of September 30, 2004.

(d) Variable rate security. The interest rate shown reflects the rate as of September 30, 2004.

(e) Security purchased on a delayed delivery basis.

(f) Cost for federal income tax purposes is $551,483,844.

See Accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2004 (UNAUDITED)                              COLUMBIA INCOME FUND

                                                                                                                           ($)
------------------------------------------------------------------------------------------------------------------------------
                                    ASSETS        Investments, at cost                                             547,811,924
                                                                                                                  ------------
                                                  Investments, at value                                            568,974,902
                                                  Cash                                                              1,081,198
                                                  Receivable for:
                                                   Investments sold                                                  5,914,551
                                                   Fund shares sold                                                    939,373
                                                   Interest                                                          9,124,823
                                                  Deferred Trustees' compensation plan                                  13,759
                                                                                                                 -------------
                                                     Total Assets                                                  586,048,606

                               LIABILITIES        Payable for:
                                                   Investments purchased                                             6,810,650
                                                   Investments purchased on a delayed delivery basis                 2,265,000
                                                   Fund shares repurchased                                             662,262
                                                   Distributions                                                       290,089
                                                   Investment advisory fee                                             223,400
                                                   Administration fee                                                   60,301
                                                   Transfer agent fee                                                  141,278
                                                   Pricing and bookkeeping fees                                         16,284
                                                   Trustees' fees                                                           76
                                                   Custody fee                                                           5,963
                                                   Distribution and service fees                                        48,561
                                                  Deferred Trustees' fees                                               13,759
                                                  Other liabilities                                                     37,257
                                                                                                                 -------------
                                                     Total Liabilities                                              10,574,880

                                                                                                      NET ASSETS   575,473,726

                 COMPOSITION OF NET ASSETS        Paid-in capital                                                  578,624,711
                                                  Overdistributed net investment income                             (3,516,179)
                                                  Accumulated net realized loss                                    (20,797,784)
                                                  Net unrealized appreciation on investments                        21,162,978
                                                                                                                 -------------
                                                                                                      NET ASSETS   575,473,726

                                   CLASS A        Net assets                                                        94,915,454
                                                  Shares outstanding                                                 9,431,819
                                                  Net asset value per share                                              10.06(a)
                                                  Maximum offering price per share ($10.06/0.9525)                       10.56(b)

                                   CLASS B        Net assets                                                        26,340,897
                                                  Shares outstanding                                                 2,617,513
                                                  Net asset value and offering price per share                           10.06(a)

                                   CLASS C        Net assets                                                        10,173,892
                                                  Shares outstanding                                                 1,010,988
                                                  Net asset value and offering price per share                           10.06(a)

                                   CLASS Z        Net assets                                                       444,043,483
                                                  Shares outstanding                                                44,125,308
                                                  Net asset value, offering and redemption price per share               10.06

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b) On sales of $50,000 or more the offering price is reduced.

                                 See Accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2004 (UNAUDITED)     COLUMBIA INCOME FUND

                                                                                                                           ($)
------------------------------------------------------------------------------------------------------------------------------
                         INVESTMENT INCOME        Interest (net of foreign taxes withheld of $2,628)                15,843,630

                                  EXPENSES        Investment advisory fee                                            1,308,257
                                                  Administration fee                                                   353,514
                                                  Distribution fee:
                                                   Class B                                                             102,115
                                                   Class C                                                              35,861
                                                  Service fee:
                                                   Class A                                                             113,741
                                                   Class B                                                              34,039
                                                   Class C                                                              11,951
                                                  Transfer agent fee                                                   177,220
                                                  Pricing and bookkeeping fees                                          85,358
                                                  Trustees' fees                                                         6,920
                                                  Custody fee                                                           16,311
                                                  Non-recurring costs (See Note 7)                                      21,392
                                                  Other expenses                                                       103,208
                                                                                                                    ----------
                                                   Total Expenses                                                    2,369,887
                                                  Fees waived by Distributor - Class C                                  (7,177)
                                                  Custody earnings credit                                               (2,866)
                                                  Non-recurring costs assumed by Investment Advisor (See Note 7)       (21,392)
                                                                                                                    ----------
                                                   Net Expenses                                                      2,338,452
                                                                                                                    ----------
                                                  Net Investment Income                                             13,505,178

   NET REALIZED AND UNREALIZED GAIN (LOSS)        Net realized gain on investments                                   2,820,021
                            ON INVESTMENTS        Net change in unrealized
                                                   appreciation/depreciation on investments                         (9,580,832)
                                                                                                                    ----------
                                                  Net Loss                                                          (6,760,811)
                                                                                                                    ----------
                                                  Net Increase in Net Assets from Operations                         6,744,367

See Accompanying Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                            COLUMBIA INCOME FUND

                                                                                      (UNAUDITED)
                                                                                       SIX MONTHS
                                                                                            ENDED     PERIOD ENDED      YEAR ENDED
                                                                                    SEPTEMBER 30,        MARCH 31,        JUNE 30,
INCREASE (DECREASE) IN NET ASSETS:                                                       2004 ($)   2004 (a)(b)($)  2003 (c)(d)($)
----------------------------------------------------------------------------------------------------------------------------------
                                OPERATIONS   Net investment income                     13,505,178       20,854,179      25,995,513
                                             Net realized gain on investments
                                              and foreign currency transactions         2,820,021        9,142,243       3,427,610
                                             Net change in unrealized
                                              appreciation/depreciation on
                                              investments                              (9,580,832)      (2,136,105)     33,226,182
                                                                                     ---------------------------------------------
                                             Net Increase from Operations               6,744,367       27,860,317      62,649,305

    DISTRIBUTIONS DECLARED TO SHAREHOLDERS   From net investment income:
                                              Class A                                  (2,313,249)      (3,767,366)     (4,851,795)
                                              Class B                                    (590,309)      (1,104,196)     (1,525,173)
                                              Class C                                    (214,272)        (260,133)       (220,682)
                                              Class Z                                 (11,435,055)     (18,030,708)    (21,848,537)
                                                                                     ---------------------------------------------
                                             Total Distributions Declared to
                                                Shareholders                          (14,552,885)     (23,162,403)    (28,446,187)

                        SHARE TRANSACTIONS   Class A:
                                              Subscriptions                            10,330,538       11,896,879      13,307,884
                                              Proceeds received in connection
                                                with merger                                    --               --      92,697,100
                                              Distributions reinvested                  1,432,131        2,226,081       2,836,832
                                              Redemptions                              (7,624,051)     (12,719,120)    (24,933,740)
                                                                                     ---------------------------------------------
                                                Net Increase                            4,138,618        1,403,840      83,908,076
                                             Class B:
                                              Subscriptions                             1,919,114        5,143,365       7,355,762
                                              Proceeds received in connection
                                                with merger                                    --               --      32,521,573
                                              Distributions reinvested                    372,109          676,743         951,704
                                              Redemptions                              (5,002,736)      (8,955,692)    (10,486,433)
                                                                                     ---------------------------------------------
                                                Net Increase (Decrease)                (2,711,513)      (3,135,584)     30,342,606
                                             Class C:
                                              Subscriptions                             2,157,940        4,978,358       2,990,400
                                              Proceeds received in connection
                                                with merger                                    --               --       3,795,846
                                              Distributions reinvested                    123,476          145,525         132,549
                                              Redemptions                              (1,168,362)      (1,569,954)     (1,717,380)
                                                                                     ---------------------------------------------
                                                Net Increase                            1,113,054        3,553,929       5,201,415
                                             Class Z:
                                              Subscriptions                            64,763,302       87,808,248     140,602,354
                                              Distributions reinvested                 10,882,609       17,198,335      20,689,189
                                              Redemptions                             (51,078,345)    (111,003,329)    (86,620,640)
                                                                                     ---------------------------------------------
                                                Net Increase (Decrease)                24,567,566       (5,996,746)     74,670,903

                                             Net Increase (Decrease) from
                                              Share Transactions                       27,107,725       (4,174,561)    194,123,000
                                                                                     ---------------------------------------------
                                                  Total Increase in Net Assets         19,299,207          523,353     228,326,118

                                NET ASSETS   Beginning of period                      556,174,519      555,651,166     327,325,048
                                             End of period                            575,473,726      556,174,519     555,651,166
                                             Overdistributed net investment
                                              income at end of period                  (3,516,179)      (2,468,472)     (1,216,871)

(a) On October 13, 2003, the Liberty Income Fund was renamed Columbia Income
    Fund.

(b) The Fund changed its fiscal year end from June 30 to March 31.

(c) Class B and Class C shares commenced operations on July 15, 2002.

(d) Effective July 15, 2002, Stein Roe Income Fund Class S shares were redesignated Liberty Income Fund Class Z shares.

                                 See Accompanying Notes to Financial Statements.

                                                                                      (UNAUDITED)
                                                                                       SIX MONTHS
                                                                                            ENDED     PERIOD ENDED      YEAR ENDED
                                                                                    SEPTEMBER 30,        MARCH 31,        JUNE 30,
INCREASE (DECREASE) IN NET ASSETS:                                                           2004      2004 (a)(b)     2003 (c)(d)
----------------------------------------------------------------------------------------------------------------------------------
                         CHANGES IN SHARES   Class A:
                                              Subscriptions                             1,041,233        1,180,862       1,404,563
                                              Issued in connection with merger                 --               --       9,788,501
                                              Issued for distributions reinvested         144,160          222,302         295,360
                                              Redemptions                                (769,389)      (1,274,508)     (2,622,883)
                                                                                     ---------------------------------------------
                                                Net Increase                              416,004          128,656       8,865,541
                                             Class B:
                                              Subscriptions                               193,418          511,389         772,472
                                              Issued in connection with merger                 --               --       3,434,168
                                              Issued for distributions reinvested          37,467           67,614          99,099
                                              Redemptions                                (505,917)        (896,625)     (1,095,572)
                                                                                     ---------------------------------------------
                                                Net Increase (Decrease)                  (275,032)        (317,622)      3,210,167
                                             Class C:
                                              Subscriptions                               217,281          495,828         311,006
                                              Issued in connection with merger                 --               --         400,829
                                              Issued for distributions reinvested          12,430           14,500          13,770
                                              Redemptions                                (118,277)        (157,399)       (178,980)
                                                                                     ---------------------------------------------
                                                Net Increase                              111,434          352,929         546,625
                                             Class Z:
                                              Subscriptions                             6,513,742        8,734,872      14,613,670
                                              Issued for distributions reinvested       1,095,467        1,717,623       2,140,928
                                              Redemptions                              (5,150,626)     (11,147,023)     (9,059,989)
                                                                                     ---------------------------------------------
                                                Net Increase (Decrease)                 2,458,583         (694,528)      7,694,609

(a) On October 13, 2003, the Liberty Income Fund was renamed Columbia Income
    Fund.

(b) The Fund changed its fiscal year end from June 30 to March 31.

(c) Class B and Class C shares commenced operations on July 15, 2002.

(d) Effective July 15, 2002, Stein Roe Income Fund Class S shares were redesignated Liberty Income Fund Class Z shares.

See Accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2004 (UNAUDITED)                              COLUMBIA INCOME FUND

NOTE 1. ORGANIZATION

Columbia Income Fund (the "Fund"), a series of Columbia Funds Trust VIII (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

INVESTMENT GOAL

The Fund seeks total return by investing for a high level of current income and opportunities for capital appreciation.

FUND SHARES

The Fund may issue an unlimited number of shares and offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own sales charge and expense structure.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge are subject to a 1.00% contingent deferred sales charge ("CDSC") on shares sold within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares in a certain number of years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION

Debt securities generally are valued by a pricing service approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

REPURCHASE AGREEMENTS

The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

DELAYED DELIVERY SECURITIES

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies cash or liquid portfolio securities as segregated with the custodian in an amount equal to the delayed delivery commitment.

INCOME RECOGNITION

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities.

FOREIGN CURRENCY TRANSACTIONS

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

DETERMINATION OF CLASS NET ASSET VALUES

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

FEDERAL INCOME TAX STATUS

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

NOTE 3. FEDERAL TAX INFORMATION

The tax character of distributions paid during the period ended March 31, 2004 and the year June 30, 2003 was as follows:

                                      MARCH 31, 2004       JUNE 30, 2003
------------------------------------------------------------------------
Distributions paid from:
    Ordinary Income*                   $  23,162,403       $  28,446,187

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at September 30, 2004, based on cost of investments for federal income tax purposes, was:

    Unrealized appreciation                                $  24,110,237
    Unrealized depreciation                                   (6,619,179)
                                                           -------------
      Net unrealized appreciation                          $  17,491,058

The following capital loss carryforwards, determined as of March 31, 2004, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

     YEAR OF EXPIRATION          CAPITAL LOSS CARRYFORWARD
            2008                     $  10,505,238
            2009                         8,620,038
            2010                         1,393,345
            2011                         2,985,140
                                     -------------
                                     $  23,503,761

NOTE 4. FEES AND COMPENSATION PAID TO AFFILIATES

Columbia Management Advisors, Inc. ("Columbia") is the investment advisor to the Fund. Columbia, the transfer agent and the distributor, are each indirect wholly owned subsidiaries of Bank of America Corporation ("BOA").

INVESTMENT ADVISORY FEE

Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

      AVERAGE DAILY NET ASSETS        ANNUAL FEE RATE
----------------------------------------------------------
         First $100 million                0.500%
         Next $900 million                 0.475%
          Over $1 billion                  0.450%

For the six months ended September 30, 2004, the Fund's annualized effective investment advisory fee rate was 0.48%.

ADMINISTRATION FEE

Columbia provides administrative and other services to the Fund for a monthly administration fee based on the Fund's average daily net assets at the following annual rates:

      AVERAGE DAILY NET ASSETS        ANNUAL FEE RATE
----------------------------------------------------------
         First $100 million                0.150%
         Next $900 million                 0.125%
          Over $1 billion                  0.100%

For the six months ended September 30, 2004 the Fund's annualized effective administration fee rate was 0.13%.

PRICING AND BOOKKEEPING FEES

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, Columbia pays the total fees collected to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000 paid monthly, and in any month that the Fund's average daily net assets exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average daily net assets of the Fund for that month. The Fund also pays additional fees for pricing services based on the number of securities held by the Fund.

For the six months ended September 30, 2004, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.031%.

TRANSFER AGENT FEE

Columbia Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services to the Fund. For such services, the Transfer Agent receives a fee, paid monthly, at the annual rate of $34.00 per open account. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Columbia has voluntarily agreed to reimburse the Fund for a portion of the transfer agent expenses so that transfer agent expenses (exclusive of out-of-pocket expenses) would not exceed 0.23% annually of the Fund's average daily net assets. Columbia, at its discretion, may revise or discontinue this arrangement any time.

For the six months ended September 30, 2004, the Fund's annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses, was 0.06%.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES

Columbia Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the principal underwriter of the Fund. For the six months ended September 30, 2004, the Distributor has retained net underwriting discounts of $7,476 on sales of the Fund's Class A shares and received CDSC fees of $124, $46,975 and $1,256 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan") which requires the payment of a monthly service fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Plan also requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.60% annually of Class C average daily net assets.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

CUSTODY CREDITS

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

FEES PAID TO OFFICERS AND TRUSTEES

The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates. Effective August 23, 2004, the Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, will pay its pro-rata share of the expenses associated with the Chief Compliance Officer role. The Fund's fee will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

OTHER

Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six months ended September 30, 2004, the Fund paid $1,041 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

NOTE 5. PORTFOLIO INFORMATION

For the six months ended September 30, 2004, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $150,209,327 and $110,997,127, respectively, of which $22,804,639 and $23,014,365, respectively, were U.S. Government securities.

NOTE 6. LINE OF CREDIT

The Fund and other affiliated funds participate in a $350,000,000 credit facility, which is used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to the Fund based on its borrowings. In addition, the Fund has agreed to pay commitment fees on its pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations. For the six months ended September 30, 2004, the Fund did not borrow under this arrangement.

NOTE 7. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

HIGH-YIELD SECURITIES

Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk bonds." Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid due to the extent that there is no established retail secondary market and because of a decline in the value of such securities.

INDUSTRY FOCUS

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

LEGAL PROCEEDINGS

Columbia, the Distributor, and certain of their affiliates (collectively, "The Columbia Group") have received information requests and subpoenas from various regulatory and law enforcement authorities in connection with their investigations of late trading and market timing in mutual funds as well as other industry wide issues. The Columbia Group has not uncovered any instances where Columbia or the Distributor were knowingly involved in late trading of mutual fund shares.

On February 24, 2004, the Securities and Exchange Commission ("SEC") filed a civil complaint in the United States District Court for the District of Massachusetts against Columbia and the Distributor, alleging that they had violated certain provisions of the federal securities laws in connection with trading activity in mutual fund shares. Also on February 24, 2004, the New York Attorney General ("NYAG") filed a civil complaint in New York Supreme Court, County of New York against Columbia and the Distributor alleging that Columbia and the Distributor had violated certain New York anti-fraud statutes. If either Columbia or the Distributor is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor or distributor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could prevent Columbia, the Distributor or any company that is an affiliated person of Columbia and the Distributor from serving as an investment advisor or distributor for any registered investment company, including your fund. Your fund has been informed by Columbia and the Distributor that, if these results occur, they will seek exemptive relief from the SEC to permit them to continue to serve as your fund's investment advisor and distributor. There is no assurance that such exemptive relief will be granted. On March 15, 2004, Columbia and the Distributor entered into agreements in principle with the SEC Division of Enforcement and NYAG in settlement of the charges. Under the agreements, Columbia and the Distributor agreed, among other things, to the following conditions: payment of $70 million in disgorgement; payment of $70 million in civil penalties; an order requiring Columbia and the Distributor to cease and desist from violations of the antifraud provisions and other provisions of the federal securities laws; governance changes designed to maintain the independence of the mutual fund boards of trustees and ensure compliance with securities laws and their fiduciary duties; and retention of an independent consultant to review Columbia's and the Distributor's compliance policies and procedures. The agreement requires the final approval of the SEC. In a separate agreement with the NYAG, the Columbia Group and its affiliate Banc of America Capital Management, LLC have agreed to collectively reduce mutual fund fees by $160 million over a five-year period.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

In connection with the events described in detail above, various parties have filed suit against certain funds, their Boards and/or FleetBoston (and affiliated entities). More than 300 cases (including those filed against entities unaffiliated with the funds, their Boards and/or FleetBoston and its affiliated entities) have been consolidated in a multi-district proceeding and transferred to the Federal District Court in Maryland. Recently, certain Columbia funds and affiliated entities have been named as defendants in several derivative actions under various sections of the Investment Company Act of 1940, as amended, alleging, among other things, that the fees and expenses paid by those funds are excessive. The funds and the other defendants to these actions, including Columbia and various of its affiliates, certain other mutual funds advised by Columbia and its affiliates, and various directors of such funds, have denied these allegations and are contesting the plaintiffs' claims. These suits and certain regulatory investigations are ongoing, however, based on currently available information, Columbia believes that these lawsuits are without merit, that the likelihood they will have a material adverse impact on any fund is remote, and that the lawsuits are not likely to materially affect its ability to provide investment management services to its clients, including the funds.

For the six months ended September 30, 2004, Columbia has assumed $21,392 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

NOTE 8. NAME CHANGE

Effective October 13, 2003, the Liberty Income Fund was renamed Columbia Income Fund. Also on this date, the Liberty-Stein Roe Funds Income Trust was renamed Columbia Funds Trust VIII.

NOTE 9. COMPARABILITY OF FINANCIAL STATEMENTS

The fiscal year end of the Fund was changed from June 30 to March 31.

NOTE 10. BUSINESS COMBINATIONS AND MERGERS

FUND MERGERS

As of the end of business on July 12, 2002, the Stein Roe Income Fund acquired all the net assets of Liberty Income Fund pursuant to a plan of reorganization approved by Liberty Income Fund shareholders on June 28, 2002. All assets of Liberty Income Fund were transferred to the Stein Roe Income Fund in a tax-free exchange and shareholders of Liberty Income Fund received shares of the Stein Roe Income Fund in exchange for their shares as follows:

      STEIN ROE
     INCOME FUND      LIBERTY INCOME FUND      UNREALIZED
    SHARES ISSUED     NET ASSETS RECEIVED    DEPRECIATION(1)
--------------------------------------------------------------
     13,623,498        $  129,014,519          $  (883,393)

(1) Unrealized depreciation is included in the Net Assets Received amount shown above.

     NET ASSETS                                 NET ASSETS
  OF THE STEIN ROE      NET ASSETS OF        OF THE STEIN ROE
    INCOME FUND      LIBERTY INCOME FUND       INCOME FUND
      PRIOR TO       IMMEDIATELY PRIOR TO   IMMEDIATELY AFTER
     COMBINATION          COMBINATION           COMBINATION
---------------------------------------------------------------
  $  327,547,213       $  129,014,519         $  456,561,732

Effective July 15, 2002, Stein Roe Income Fund was renamed Liberty Income Fund (currently known as Columbia Income Fund) and began offering Class B and Class C shares. The Class S shares were subsequently redesignated as Class Z shares.

CHANGE IN FUND STRUCTURE

Prior to July 13, 2002, the Fund invested substantially all of its assets in the SR&F Income Portfolio (the "Portfolio"), as part of a master/feeder structure. The Portfolio allocated income, expenses, realized and unrealized gains (losses) to its investors on a daily basis, based on methods in compliance with the Internal Revenue Service. Prior to the reorganization described above, the Fund's pro-rata share of the Portfolio was distributed to the Fund based on allocation methods in compliance with the Internal Revenue Service.

FINANCIAL HIGHLIGHTS

                                                            COLUMBIA INCOME FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                (UNAUDITED)
                                                 SIX MONTHS          PERIOD                                             PERIOD
                                                      ENDED           ENDED                                              ENDED
                                              SEPTEMBER 30,       MARCH 31,             YEAR ENDED JUNE 30,           JUNE 30,
CLASS A SHARES                                         2004      2004(a)(b)            2003(c)         2002(c)      2001(c)(d)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $    10.21      $    10.10         $     9.44      $     9.54      $     9.21

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (e)                              0.24            0.39               0.45            0.60(f)         0.61
Net realized and unrealized gain (loss)
on investments and foreign currency                   (0.14)           0.15               0.75           (0.08)(f)        0.32
                                                 ----------      ----------         ----------      ----------      ----------
Total from Investment Operations                       0.10            0.54               1.20            0.52            0.93

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                            (0.25)          (0.43)             (0.54)          (0.62)          (0.60)
Return of capital                                        --              --                 --              --(g)           --
                                                 ----------      ----------         ----------      ----------      ----------
Total Distributions Declared
to Shareholders                                       (0.25)          (0.43)             (0.54)          (0.62)          (0.60)

NET ASSET VALUE, END OF PERIOD                   $    10.06      $    10.21         $    10.10      $     9.44      $     9.54
Total return (h)                                       1.07%(i)        5.50%(i)(j)       13.18%(j)        5.53%          10.41%(i)

RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Operating expenses (k)                                 1.00%(l)        1.14%(l)           1.23%           1.10%           1.12%(l)
Interest expense                                         --              --%(l)(m)          --              --              --
Expenses (k)                                           1.00%(l)        1.14%(l)           1.23%           1.10%           1.12%(l)
Net investment income (k)                              4.81%(l)        5.20%(l)           5.12%           6.32%(f)        7.08%(l)
Waiver/reimbursement                                     --            0.03%(l)           0.05%             --              --
Portfolio turnover rate                                  21%(i)          93%(i)             96%            136%(n)         128%(n)
Net assets, end of period (000's)                $   94,915      $   92,053         $   89,740      $      204      $        1

(a) On October 13, 2003, the Liberty Income Fund was renamed Columbia Income
    Fund.

(b) The Fund changed its fiscal year end from June 30 to March 31.

(c) Per share data and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the SR&F Income Portfolio, prior to the portfolio liquidation.

(d) Class A shares were initially offered on July 31, 2000. Per share data and total return reflect activity from that date.

(e) Per share data was calculated using average shares outstanding during the period.

(f) Effective July 1, 2001, the SR&F Income Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended June 30, 2002, was to decrease net investment income per share by $0.01, decrease net realized and unrealized loss per share by $0.01 and decrease the ratio of net investment income to average net assets from 6.40% to 6.32%. Per share data and ratios for the period prior to June 30, 2002 have not been restated to reflect this change in presentation.

(g) Rounds to less than $0.01 per share.

(h) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(i) Not annualized.

(j) Had the Investment Advisor not reimbursed a portion of expenses, total return would have been reduced.

(k) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(l) Annualized.

(m) Rounds to less than 0.01%.

(n) Portfolio turnover disclosed is for the SR&F Income Portfolio.

                                                     (UNAUDITED)
                                                      SIX MONTHS            PERIOD             PERIOD
                                                           ENDED             ENDED              ENDED
                                                   SEPTEMBER 30,         MARCH 31,           JUNE 30,
CLASS B SHARES                                              2004        2004(a)(b)         2003(c)(d)
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $    10.21        $    10.10         $     9.47

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (e)                                   0.20              0.33               0.40
Net realized and unrealized gain (loss) on
investments and foreign currency                           (0.13)             0.15               0.68
                                                      ----------        ----------         ----------
Total from Investment Operations                            0.07              0.48               1.08

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                 (0.22)            (0.37)             (0.45)

NET ASSET VALUE, END OF PERIOD                        $    10.06        $    10.21         $    10.10
Total return (f) (g)                                        0.69%             4.91%(h)          11.78%(h)

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Operating expenses (i) (j)                                  1.75%             1.89%              1.99%
Interest expense                                              --                --%(j)(k)          --
Expenses (i) (j)                                            1.75%             1.89%              1.99%
Net investment income (i) (j)                               4.06%             4.46%              4.39%
Waiver/reimbursement                                          --              0.03%(j)           0.11%(j)
Portfolio turnover rate                                       21%(g)            93%(g)             96%
Net assets, end of period (000's)                     $   26,341        $   29,534         $   32,430

(a) On October 13, 2003, the Liberty Income Fund was renamed Columbia Income
    Fund.

(b) The Fund changed its fiscal year end from June 30 to March 31.

(c) Class B shares were initially offered on July 15, 2002. Per share data and total return reflect activity from that date.

(d) Per share data and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the SR&F Income Portfolio, prior to the portfolio liquidation.

(e) Per share data was calculated using average shares outstanding during the period.

(f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g) Not annualized.

(h) Had the Investment Advisor not reimbursed a portion of expenses, total return would have been reduced.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j) Annualized.

(k) Rounds to less than 0.01%.

                                                    (UNAUDITED)
                                                     SIX MONTHS            PERIOD             PERIOD
                                                          ENDED             ENDED              ENDED
                                                  SEPTEMBER 30,         MARCH 31,           JUNE 30,
CLASS C SHARES                                             2004        2004(a)(b)         2003(c)(d)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $    10.21        $    10.10         $     9.47

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (e)                                  0.21              0.34               0.42
Net realized and unrealized gain (loss) on
investments and foreign currency                          (0.14)             0.15               0.68
                                                     ----------        ----------         ----------
Total from Investment Operations                           0.07              0.49               1.10

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                (0.22)            (0.38)             (0.47)

NET ASSET VALUE, END OF PERIOD                       $    10.06        $    10.21         $    10.10
Total return (f) (g) (h)                                   0.77%             5.03%             11.94%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Operating expenses (i) (j)                                 1.60%             1.74%              1.84%
Interest expense                                             --                --%(j)(k)          --
Expenses (i) (j)                                           1.60%             1.74%              1.84%
Net investment income (i) (j)                              4.21%             4.52%              4.51%
Waiver/reimbursement (j)                                   0.15%             0.18%              0.23%
Portfolio turnover rate                                      21%(h)            93%(h)             96%
Net assets, end of period (000's)                    $   10,174        $    9,185         $    5,522

(a) On October 13, 2003, the Liberty Income Fund was renamed Columbia Income
    Fund.

(b) The Fund changed its fiscal year end from June 30 to March 31.

(c) Class C shares were initially offered on July 15, 2002. Per share data and total return reflect activity from that date.

(d) Per share data and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the SR&F Income Portfolio, prior to the portfolio liquidation.

(e) Per share data was calculated using average shares outstanding during the period.

(f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g) Had the Investment Advisor/Distributor not reimbursed a portion of expenses, total return would have been reduced.

(h) Not annualized.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j) Annualized.

(k) Rounds to less than 0.01%.

                             (UNAUDITED)
                              SIX MONTHS         PERIOD
                                   ENDED          ENDED
                           SEPTEMBER 30,      MARCH 31,                                YEAR ENDED JUNE 30,
CLASS Z SHARES                      2004     2004(a)(b)        2003(c)(d)     2002(d)        2001(d)       2000(d)       1999(d)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD            $   10.21      $   10.10         $    9.44   $    9.54      $    9.15     $    9.41     $   10.03

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (e)           0.25           0.41              0.53        0.63(f)        0.69          0.70          0.67
Net realized and unrealized
gain (loss) on investments
and foreign currency               (0.13)          0.16              0.71       (0.09)(f)       0.39         (0.26)        (0.62)
                               ---------      ---------         ---------   ---------      ---------     ---------     ---------
Total from Investment
Operations                          0.12           0.57              1.24        0.54           1.08          0.44          0.05

LESS DISTRIBUTIONS
DECLARED TO SHAREHOLDERS:
From net investment income         (0.27)         (0.46)            (0.58)      (0.64)         (0.69)        (0.70)        (0.67)
Return of capital                     --             --                --          --(g)          --            --            --
                               ---------      ---------         ---------   ---------      ---------     ---------     ---------
Total Distributions
Declared to Shareholders           (0.27)         (0.46)            (0.58)      (0.64)         (0.69)        (0.70)        (0.67)

NET ASSET VALUE, END OF
PERIOD                         $   10.06      $   10.21         $   10.10   $    9.44      $    9.54     $    9.15     $    9.41
Total return (h)                    1.27%(i)       5.80%(i)(j)      13.61%       5.80%         12.20%         4.92%         0.52%

RATIOS TO AVERAGE NET
ASSETS/ SUPPLEMENTAL DATA:
Operating expenses (k)              0.75%(l)       0.82%(l)          0.84%       0.85%          0.86%         0.86%         0.84%
Interest expense                      --             --%(l)(m)         --          --             --            --            --
Expenses (k)                        0.75%(l)       0.82%(l)          0.84%       0.85%          0.86%         0.86%         0.84%
Net investment income (k)           5.06%(l)       5.46%(l)          5.51%       6.57%(f)       7.32%         7.58%         6.91%
Waiver/reimbursement                  --           0.02%(l)            --          --             --            --            --
Portfolio turnover rate               21%(i)         93%(i)            96%        136%(n)        128%(n)       205%(n)       203%(n)
Net assets, end of
period (000's)                 $ 444,043      $ 425,402         $ 427,959   $ 327,121      $ 266,091     $ 227,090     $ 294,640

(a) On October 13, 2003, the Liberty Income Fund was renamed Columbia Income
    Fund.

(b) The Fund changed its fiscal year end from June 30 to March 31.

(c) Effective July 15, 2002, the Stein Roe Income Fund's Class S shares were redesignated Liberty Income Fund Class Z shares.

(d) Per share data and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the SR&F Income Portfolio, prior to the portfolio liquidation.

(e) Per share data was calculated using average shares outstanding during the period.

(f) Effective July 1, 2001, the SR&F Income Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended June 30, 2002, was to decrease net investment income per share by $0.01, decrease net realized and unrealized loss per share by $0.01 and decrease the ratio of net investment income to average net assets from 6.65% to 6.57%. Per share data and ratios for periods prior to June 30, 2002 have not been restated to reflect this change in presentation.

(g) Rounds to less than $0.01 per share.

(h) Total return at net asset value assuming all distributions reinvested.

(i) Not annualized.

(j) Had the Investment Advisor not reimbursed a portion of expenses, total return would have been reduced.

(k) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(l) Annualized.

(m) Rounds to less than 0.01%.

(n) Portfolio turnover disclosed is for the SR&F Income Portfolio.

IMPORTANT INFORMATION ABOUT THIS REPORT

                                                            COLUMBIA INCOME FUND

TRANSFER AGENT

Columbia Funds Services, Inc.
P.O. Box 8081
Boston MA 02266-8081
800.345.6611

DISTRIBUTOR

Columbia Funds Distributor, Inc.
One Financial Center
Boston MA 02111

INVESTMENT ADVISOR

Columbia Management Advisors, Inc.
100 Federal Street
Boston MA 02110

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Income Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to their portfolio securities and a copy of the fund's voting record are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov and (iii) without charge, upon request, by calling 800-368-0346.

[GRAPHIC]

Help your fund reduce printing and postage costs! Elect to get your shareholder reports by electronic delivery. With Columbia's eDelivery program, you receive an e-mail message when your shareholder report becomes available online. If your fund account is registered with Columbia Funds, you can sign up quickly and easily on our website at www.columbiafunds.com.

Please note -- if you own your fund shares through a financial institution, contact the institution to see if it offers electronic delivery. If you own your fund shares through a retirement plan, electronic delivery may not be available to you.


COLUMBIA INCOME FUND SEMIANNUAL REPORT, SEPTEMBER 30, 2004           PRSRT STD
                                                                   U.S. POSTAGE
                                                                       PAID
                                                                   HOLLISTON, MA
                                                                   PERMIT NO. 20
[COLUMBIAFUNDS(R) LOGO]

A MEMBER OF COLUMBIA MANAGEMENT GROUP


(C)2004 COLUMBIA FUNDS DISTRIBUTOR, INC.
ONE FINANCIAL CENTER, BOSTON, MA 02111-2621
800.345.6611 www.columbiafunds.com


                                                751-03/973S-0904 (11/04) 04/3392

[GRAPHIC]

COLUMBIA INTERMEDIATE BOND FUND

SEMIANNUAL REPORT

SEPTEMBER 30, 2004

[COLUMBIAFUNDS(R) LOGO]

A MEMBER OF COLUMBIA MANAGEMENT GROUP

TABLE OF CONTENTS

Fund Profile                                                                   1

Performance Information                                                        2

Understanding Your Expenses                                                    3

Economic Update                                                                4

Portfolio Managers' Report                                                     5

Investment Portfolio                                                           7

Statement of Assets and Liabilities                                           18

Statement of Operations                                                       19

Statement of Changes in Net Assets                                            20

Notes to Financial Statements                                                 22

Financial Highlights                                                          27

Important Information
About This Report                                                             31

Columbia Funds                                                                32

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

 NOT FDIC   MAY LOSE VALUE
 INSURED  -------------------
           NO BANK GUARANTEE

PRESIDENT'S MESSAGE

                                                 COLUMBIA INTERMEDIATE BOND FUND

DEAR SHAREHOLDER:

Your fund's legal and management team here at Columbia Funds have been working hard to strengthen our mutual fund services operation and to ensure that all operations and processes comply with legal and regulatory standards. In the coming months, we will continue to monitor the oversight enhancements recently put in place by your fund's Board of Trustees and make every effort to protect the interests of all our shareholders in everything we do.

In our last report, we announced that your fund's advisor, Columbia Management Advisors, Inc., and your fund's distributor, Columbia Funds Distributor, Inc., had reached an agreement with the Securities and Exchange Commission and the New York Attorney General to settle charges involving market timing in some of our mutual funds. We want to reassure you that the settlement and all associated legal fees will be paid by Columbia Management, not by the affected funds or their shareholders.

Recently the Securities and Exchange Commission has adopted new rules regarding mutual fund governance. We think it is important for you to know that Columbia Management complied with the majority of these rules well before they were adopted. Your fund's Board of Trustees has taken the following important steps to strengthen its capacity to oversee your fund and to comply with SEC rules.

- THE BOARD OF TRUSTEES APPOINTED MARY JOAN HOENE AS CHIEF COMPLIANCE OFFICER OF COLUMBIA FUNDS. IN THIS ROLE, MS. HOENE WILL REPORT DIRECTLY TO THE BOARD OF TRUSTEES AND WILL WORK WITH THE BOARD OF TRUSTEES AS WELL AS THE SENIOR LEADERSHIP OF COLUMBIA MANAGEMENT, THE INVESTMENT MANAGEMENT ARM OF BANK OF AMERICA, AND WITH BANK OF AMERICA'S PRINCIPAL COMPLIANCE EXECUTIVES. SHE WILL FOCUS ON THE OVERALL COMPLIANCE PROGRAM OF THE FUNDS AND THE RESPONSIBILITY AND PERFORMANCE OF THE FUND'S SERVICE PROVIDERS.

   PRIOR TO HER APPOINTMENT, MS. HOENE WAS A PARTNER IN THE LAW FIRM OF CARTER, LEDYARD & MILBURN, LLP. PREVIOUSLY SHE ALSO SERVED AS ASSOCIATE DIRECTOR AND DEPUTY DIRECTOR FOR THE SECURITIES AND EXCHANGE COMMISSION DIVISION OF INVESTMENT MANAGEMENT. AS AN ACTIVE ADVISOR, MS. HOENE HAS HELPED SEVERAL FUND BOARDS DEVELOP INDEPENDENT BOARD PRACTICES. THE BOARD IS PLEASED TO HAVE MS. HOENE, WITH HER BROAD AND EXTENSIVE EXPERIENCE, IN THIS IMPORTANT NEW POSITION.

- THE BOARD OF TRUSTEES HAS ESTABLISHED OPERATIONAL GUIDELINES THAT RESULT IN STRONGER, MORE VIGILANT TRUSTEESHIP ACROSS THE ENTIRE COLUMBIA MANAGEMENT ORGANIZATION. BOARD COMMITTEES HAVE BEEN ESTABLISHED TO OVERSEE PRODUCTS BY FUND CATEGORY, ALLOWING FOR GREATER SPECIALIZATION AMONG BOARD TRUSTEES. SHAREHOLDERS WILL ELECT BOARD MEMBERS EVERY FIVE YEARS, BEGINNING IN 2005.

- IN ADDITION TO ENHANCEMENTS TO OVERSIGHT WITHIN COLUMBIA MANAGEMENT, OUR PARENT COMPANY -- BANK OF AMERICA -- HAS ALSO INCREASED THE ROLE THAT SUCH PROFESSIONALS PLAY WITHIN THE BROADER ORGANIZATION. A CHIEF COMPLIANCE OFFICER HAS BEEN NAMED TO REPORT DIRECTLY TO KEN LEWIS, BANK OF AMERICA'S CHIEF EXECUTIVE OFFICER. BANK OF AMERICA HAS ALSO ADOPTED A CORPORATE CODE OF ETHICS COMMITTEE, AN INTERNAL COMPLIANCE CONTROLS COMMITTEE AND A REGULATORY IMPLEMENTATION GROUP TO ENSURE FULL ALIGNMENT AND EXECUTION OF REMEDIAL ACTIONS AND BEST PRACTICES ACROSS THE COMPANY.

In the pages that follow, you'll find a discussion of the economic environment during the period, followed by a detailed report from the fund's manager on key factors that influenced performance. This report is rich in information, and you should discuss it with your financial advisor if you have questions.

We are committed to providing quality products and services to our shareholders, strengthening your confidence in us, and working hard to help you achieve financial success. It is a privilege to play a role in your financial future, and we value your business. Thank you for choosing Columbia Management.

Sincerely,

/s/ Christopher Wilson
Christopher Wilson
HEAD OF MUTUAL FUNDS, COLUMBIA MANAGEMENT

Christopher Wilson is Head of Mutual Funds for Columbia Management, responsible for the day-to-day delivery of mutual fund services to the firm's investors. With the exception of distribution, Chris oversees all aspects of the mutual fund services operation, including treasury, investment accounting and shareholder and broker services. Chris serves as Columbia Management's chief liaison to the mutual fund boards of trustees.

Chris joined Bank of America in August 2004.

FUND PROFILE

                                                 COLUMBIA INTERMEDIATE BOND FUND

The information below gives you a snapshot of your fund at the end of the reporting period. Your fund is actively managed and the composition of its portfolio will change over time.

PORTFOLIO STRUCTURE AS OF 09/30/04 (%)

   Corporate fixed-income bonds & notes      61.8
   Mortgage-backed securities                16.5
   Asset-backed securities                    8.9
   Government agencies & obligations          6.3
   Collateralized mortgage obligations        3.8
   Cash equivalents, net other
     assets & liabilities                     2.7

QUALITY BREAKDOWNS AS OF 09/30/04 (%)

   AAA                                       37.6
   AA                                         6.2
   A                                         23.5
   BBB                                       21.4
   BB & lower                                11.2
   Non-Rated                                  0.1

[CHART]

MATURITY BREAKDOWN AS OF 09/30/04 (%)

     0-1 Year             5.4
     1-5 Years           51.7
    5-10 Years           30.7
   10-20 Years            4.7
 Over 20 Years            7.5

   Portfolio structure is calculated as a percentage of net assets. Quality and maturity breakdowns are calculated as a percentage of total investments. Ratings shown in the quality breakdown represent the highest rating assigned to a particular bond by one of the following nationally-recognized rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Ratings Ltd.

(C)2004 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

   The Morningstar Style Box(TM)reveals a fund's investment strategy. For equity funds the vertical axis shows the market capitalization of the stocks owned and the horizontal axis shows investment style (value, blend or growth). For fixed-income funds the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond's duration (short, intermediate or long). All of these numbers are drawn from the data most recently provided by the fund and entered into Morningstar's database as of month-end. Although the data are gathered from reliable sources, Morningstar cannot guarantee completeness and accuracy. As of 09/30/2004.

[SIDENOTE]

SUMMARY

- FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004, THE FUND'S CLASS A SHARES RETURNED 0.71% WITHOUT SALES CHARGE.

- THE FUND OUTPERFORMED ITS BENCHMARK, THE LEHMAN BROTHERS AGGREGATE BOND INDEX, AND THE AVERAGE RETURN OF ITS PEER GROUP, THE LIPPER INTERMEDIATE INVESTMENT GRADE DEBT CATEGORY.

- THE FUND'S SIGNIFICANT COMMITMENT TO LOWER QUALITY, BBB-RATED INVESTMENT GRADE BONDS AND HIGH-YIELD CORPORATE BONDS DROVE PERFORMANCE IN A MARKET THAT REWARDED RISK-TAKERS. ALLOCATIONS TO STRONG-PERFORMING MORTGAGE AND ASSET-BACKED SECTORS ALSO HELPED PERFORMANCE, AS DID REDUCED EXPOSURE TO GOVERNMENT SECURITIES.

[CHART]

CLASS A SHARES                              0.71%
LEHMAN BROTHERS AGGREGATE BOND INDEX        0.68%

                                    OBJECTIVE
     Seeks total return by investing for a high level of current income and opportunities for capital appreciation

                                TOTAL NET ASSETS
                                $1,072.0 million

MORNINGSTAR STYLE BOX

[GRAPHIC]

PERFORMANCE INFORMATION

                                                 COLUMBIA INTERMEDIATE BOND FUND

[CHART]

VALUE OF A $10,000 INVESTMENT 10/01/94 - 09/30/04

                      CLASS A SHARES          CLASS A SHARES      LEHMAN BROTHERS AGGREGATE
                   WITHOUT SALES CHARGE      WITH SALES CHARGE           BOND INDEX
 10/1/1994              $  10,000                 $   9,525               $  10,000
10/31/1994              $   9,985                 $   9,511               $   9,991
11/30/1994              $   9,922                 $   9,451               $   9,969
12/31/1994              $   9,972                 $   9,498               $  10,038
 1/31/1995              $  10,119                 $   9,639               $  10,237
 2/28/1995              $  10,325                 $   9,834               $  10,480
 3/31/1995              $  10,389                 $   9,895               $  10,544
 4/30/1995              $  10,537                 $  10,037               $  10,692
 5/31/1995              $  10,850                 $  10,335               $  11,106
 6/30/1995              $  10,934                 $  10,414               $  11,187
 7/31/1995              $  10,932                 $  10,412               $  11,162
 8/31/1995              $  11,082                 $  10,556               $  11,297
 9/30/1995              $  11,181                 $  10,650               $  11,407
10/31/1995              $  11,307                 $  10,770               $  11,555
11/30/1995              $  11,486                 $  10,941               $  11,728
12/31/1995              $  11,654                 $  11,100               $  11,892
 1/31/1996              $  11,770                 $  11,211               $  11,971
 2/29/1996              $  11,584                 $  11,034               $  11,763
 3/31/1996              $  11,504                 $  10,958               $  11,680
 4/30/1996              $  11,435                 $  10,892               $  11,615
 5/31/1996              $  11,435                 $  10,892               $  11,592
 6/30/1996              $  11,568                 $  11,019               $  11,747
 7/31/1996              $  11,621                 $  11,069               $  11,779
 8/31/1996              $  11,618                 $  11,066               $  11,759
 9/30/1996              $  11,807                 $  11,246               $  11,963
10/31/1996              $  12,042                 $  11,470               $  12,229
11/30/1996              $  12,275                 $  11,691               $  12,438
12/31/1996              $  12,181                 $  11,603               $  12,322
 1/31/1997              $  12,254                 $  11,672               $  12,360
 2/28/1997              $  12,294                 $  11,710               $  12,391
 3/31/1997              $  12,153                 $  11,576               $  12,254
 4/30/1997              $  12,339                 $  11,753               $  12,438
 5/31/1997              $  12,471                 $  11,879               $  12,556
 6/30/1997              $  12,646                 $  12,045               $  12,705
 7/31/1997              $  13,005                 $  12,387               $  13,048
 8/31/1997              $  12,870                 $  12,259               $  12,937
 9/30/1997              $  13,051                 $  12,431               $  13,128
10/31/1997              $  13,179                 $  12,553               $  13,318
11/30/1997              $  13,231                 $  12,602               $  13,379
12/31/1997              $  13,317                 $  12,684               $  13,514
 1/31/1998              $  13,491                 $  12,850               $  13,687
 2/28/1998              $  13,517                 $  12,875               $  13,676
 3/31/1998              $  13,590                 $  12,944               $  13,723
 4/30/1998              $  13,660                 $  13,011               $  13,794
 5/31/1998              $  13,779                 $  13,125               $  13,925
 6/30/1998              $  13,851                 $  13,193               $  14,044
 7/31/1998              $  13,883                 $  13,223               $  14,073
 8/31/1998              $  13,816                 $  13,160               $  14,302
 9/30/1998              $  14,106                 $  13,436               $  14,637
10/31/1998              $  13,882                 $  13,223               $  14,560
11/30/1998              $  14,096                 $  13,426               $  14,643
12/31/1998              $  14,172                 $  13,499               $  14,686
 1/31/1999              $  14,319                 $  13,639               $  14,791
 2/28/1999              $  14,134                 $  13,463               $  14,532
 3/31/1999              $  14,294                 $  13,615               $  14,612
 4/30/1999              $  14,356                 $  13,674               $  14,659
 5/31/1999              $  14,258                 $  13,581               $  14,530
 6/30/1999              $  14,211                 $  13,536               $  14,483
 7/31/1999              $  14,212                 $  13,537               $  14,421
 8/31/1999              $  14,208                 $  13,533               $  14,414
 9/30/1999              $  14,352                 $  13,670               $  14,581
10/31/1999              $  14,369                 $  13,686               $  14,635
11/30/1999              $  14,400                 $  13,716               $  14,633
12/31/1999              $  14,352                 $  13,670               $  14,563
 1/31/2000              $  14,382                 $  13,699               $  14,515
 2/29/2000              $  14,530                 $  13,840               $  14,691
 3/31/2000              $  14,677                 $  13,979               $  14,885
 4/30/2000              $  14,587                 $  13,894               $  14,841
 5/31/2000              $  14,505                 $  13,816               $  14,834
 6/30/2000              $  14,868                 $  14,162               $  15,142
 7/31/2000              $  15,030                 $  14,316               $  15,280
 8/31/2000              $  15,266                 $  14,541               $  15,502
 9/30/2000              $  15,411                 $  14,679               $  15,600
10/31/2000              $  15,433                 $  14,700               $  15,702
11/30/2000              $  15,595                 $  14,854               $  15,960
12/31/2000              $  15,874                 $  15,120               $  16,257
 1/31/2001              $  16,256                 $  15,484               $  16,523
 2/28/2001              $  16,451                 $  15,670               $  16,667
 3/31/2001              $  16,562                 $  15,775               $  16,751
 4/30/2001              $  16,519                 $  15,734               $  16,680
 5/31/2001              $  16,722                 $  15,927               $  16,780
 6/30/2001              $  16,732                 $  15,937               $  16,844
 7/31/2001              $  17,122                 $  16,308               $  17,221
 8/31/2001              $  17,343                 $  16,519               $  17,419
 9/30/2001              $  17,162                 $  16,347               $  17,623
10/31/2001              $  17,404                 $  16,577               $  17,992
11/30/2001              $  17,395                 $  16,569               $  17,743
12/31/2001              $  17,308                 $  16,486               $  17,630
 1/31/2002              $  17,442                 $  16,613               $  17,772
 2/28/2002              $  17,536                 $  16,703               $  17,945
 3/31/2002              $  17,413                 $  16,586               $  17,647
 4/30/2002              $  17,568                 $  16,734               $  17,989
 5/31/2002              $  17,739                 $  16,896               $  18,142
 6/30/2002              $  17,584                 $  16,749               $  18,298
 7/31/2002              $  17,449                 $  16,620               $  18,520
 8/31/2002              $  17,719                 $  16,878               $  18,833
 9/30/2002              $  17,803                 $  16,957               $  19,138
10/31/2002              $  17,580                 $  16,745               $  19,050
11/30/2002              $  17,849                 $  17,001               $  19,044
12/31/2002              $  18,242                 $  17,375               $  19,438
 1/31/2003              $  18,326                 $  17,455               $  19,456
 2/28/2003              $  18,593                 $  17,710               $  19,724
 3/31/2003              $  18,653                 $  17,767               $  19,708
 4/30/2003              $  18,985                 $  18,083               $  19,872
 5/31/2003              $  19,444                 $  18,521               $  20,242
 6/30/2003              $  19,526                 $  18,598               $  20,201
 7/31/2003              $  19,049                 $  18,145               $  19,522
 8/31/2003              $  19,105                 $  18,197               $  19,651
 9/30/2003              $  19,653                 $  18,719               $  20,172
10/31/2003              $  19,621                 $  18,689               $  19,984
11/30/2003              $  19,720                 $  18,783               $  20,032
12/31/2003              $  19,927                 $  18,980               $  20,237
 1/31/2004              $  20,134                 $  19,177               $  20,399
 2/29/2004              $  20,277                 $  19,314               $  20,619
 3/31/2004              $  20,421                 $  19,451               $  20,774
 4/30/2004              $  19,992                 $  19,042               $  20,233
 5/31/2004              $  19,828                 $  18,886               $  20,152
 6/30/2004              $  19,929                 $  18,982               $  20,267
 7/31/2004              $  20,120                 $  19,165               $  20,468
 8/31/2004              $  20,491                 $  19,517               $  20,859
 9/30/2004              $  20,551                 $  19,568               $  20,918

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Lehman Brothers Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

AVERAGE ANNUAL TOTAL RETURN AS OF 09/30/04 (%)

   SHARE CLASS                   A                  B                  C                Z
-----------------------------------------------------------------------------------------------
   INCEPTION                 07/31/00           02/01/02            02/01/02         12/05/78
-----------------------------------------------------------------------------------------------
   SALES CHARGE            WITHOUT   WITH     WITHOUT   WITH     WITHOUT    WITH     WITHOUT
-----------------------------------------------------------------------------------------------
   6-month (Cumulative)     0.71     -4.05     0.33     -4.59     0.41     -0.58     0.83
   1-year                   4.66     -0.36     3.88     -1.12     4.03      3.03     4.92
   5-year                   7.45      6.41     7.03      6.72     7.11      7.11     7.69
   10-year                  7.47      6.94     7.26      7.26     7.30      7.30     7.59

THE "WITH SALES CHARGE" RETURNS INCLUDE THE MAXIMUM INITIAL SALES CHARGE OF 4.75% FOR CLASS A SHARES, MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES FOR THE FIRST YEAR ONLY. THE "WITHOUT SALES CHARGE" RETURNS DO NOT INCLUDE THE EFFECT OF SALES CHARGES. IF THEY HAD, RETURNS WOULD BE LOWER.

ALL RESULTS SHOWN ASSUME REINVESTMENT OF DISTRIBUTIONS. CLASS Z SHARES ARE SOLD AT NET ASSET VALUE WITH NO RULE 12b-1 FEES. PERFORMANCE FOR DIFFERENT SHARE CLASSES WILL VARY BASED ON DIFFERENCES IN SALES CHARGES AND FEES ASSOCIATED WITH EACH CLASS.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class A, class B and class C are newer classes of shares. Class A performance information includes returns of the fund's class Z shares (the oldest existing fund class) for periods prior to its inception. Class B and class C performance information includes returns of the fund's class A shares for the period from July 31, 2000 through February 1, 2002 and for periods prior thereto, the fund's class Z shares (the oldest existing fund class). These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between class Z shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower, since the newer classes of shares are subject to a Rule 12b-1 fee. Class A shares were initially offered on July 31, 2000, class B and class C shares were initially offered on February 1, 2002, and class Z shares were initially offered on December 5, 1978.

[SIDENOTE]

PERFORMANCE OF A $10,000 INVESTMENT 10/01/94 - 09/30/04 ($)

   SALES CHARGE:     WITHOUT        WITH
--------------------------------------------
   Class A            20,551       19,568
   Class B            20,147       20,147
   Class C            20,227       20,227
   Class Z            20,780          N/A

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

UNDERSTANDING YOUR EXPENSES

                                                 COLUMBIA INTERMEDIATE BOND FUND

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also continuing costs, which generally include investment advisory and/or Rule 12b-1 fees, and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare this cost with the continuing costs of investing in other mutual funds.

ANALYZING YOUR FUND'S EXPENSES BY SHARE CLASS

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the reporting period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

APRIL 1, 2004 - SEPTEMBER 30, 2004

              ACCOUNT VALUE AT THE        ACCOUNT VALUE AT THE          EXPENSES PAID        FUND'S ANNUALIZED
           BEGINNING OF THE PERIOD ($)    END OF THE PERIOD ($)     DURING THE PERIOD ($)    EXPENSE RATIO (%)
---------------------------------------------------------------------------------------------------------------
             ACTUAL     HYPOTHETICAL      ACTUAL    HYPOTHETICAL   ACTUAL     HYPOTHETICAL
---------------------------------------------------------------------------------------------------------------
Class A     1,000.00      1,000.00       1,007.47     1,020.41      4.68          4.71              0.93
Class B     1,000.00      1,000.00       1,003.71     1,016.65      8.44          8.49              1.68
Class C     1,000.00      1,000.00       1,004.46     1,017.40      7.69          7.74              1.53
Class Z     1,000.00      1,000.00       1,008.72     1,021.66      3.42          3.45              0.68

Expenses paid during the period are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the distributor not waived a portion of class A and class C shares' expenses, class A and class C shares' total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only continuing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

COMPARE WITH OTHER FUNDS

Since all mutual fund companies are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other fund companies, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

[SIDENOTE]

ESTIMATING YOUR ACTUAL EXPENSES

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

- FOR SHAREHOLDERS WHO RECEIVE THEIR ACCOUNT STATEMENTS FROM COLUMBIA FUNDS SERVICES, INC., YOUR ACCOUNT BALANCE IS AVAILABLE ONLINE AT www.columbiafunds.com OR BY CALLING SHAREHOLDER SERVICES AT 800.345.6611

- FOR SHAREHOLDERS WHO RECEIVE THEIR ACCOUNT STATEMENTS FROM THEIR BROKERAGE FIRM, CONTACT YOUR BROKERAGE FIRM TO OBTAIN YOUR ACCOUNT BALANCE

1. DIVIDE YOUR ENDING ACCOUNT BALANCE BY $1,000. FOR EXAMPLE, IF AN ACCOUNT BALANCE WAS $8,600 AT THE END OF THE PERIOD, THE RESULT WOULD BE 8.6

2. IN THE SECTION OF THE TABLE BELOW TITLED "EXPENSES PAID DURING THE PERIOD," LOCATE THE AMOUNT FOR YOUR SHARE CLASS. YOU WILL FIND THIS NUMBER IS IN THE COLUMN LABELED "ACTUAL." MULTIPLY THIS NUMBER BY THE RESULT FROM STEP 1. YOUR ANSWER IS AN ESTIMATE OF THE EXPENSES YOU PAID ON YOUR ACCOUNT DURING THE PERIOD

ECONOMIC UPDATE

                                                 COLUMBIA INTERMEDIATE BOND FUND

During the six-month period that began April 1, 2004, and ended September 30, 2004, the US economy continued to grow at a healthy pace, despite uncertainty about job growth, rising energy prices and a slowdown in consumer spending. The economy encountered a soft patch in the spring, as the rate of growth slowed from 4.5% to 3.3%, but data for the summer months suggested that it picked up again in the third quarter.

Job growth dominated the economic news. More than one million jobs were created between March and June, and consumer confidence soared to its highest level in two years. However, job growth fell below expectations in July and August and consumer confidence fell. According to the Labor Department's payroll survey, the job market has not fully recovered from the losses incurred during the economic downturn of 2000-2001, and that has left consumers cautious about the months ahead.

Consumer spending held up in the first half of the period, as last year's tax rebates and tax cuts continued to work their way into household budgets. Even when consumer spending declined during the summer, housing activity remained strong. Also, the business sector stepped into the gap created by sagging consumer spending. Industrial production rose; factories utilized more of their capacity; and spending on technology, capital equipment and construction picked up.

BONDS EKE OUT A POSITIVE RETURN

Early in the period, the US bond market was beset with volatility. Bond prices fell and yields rose when job growth picked up in the spring and investors began to anticipate higher short-term interest rates. However, a shaky stock market, higher energy prices and some mixed economic data gave the bond market a boost in the last thee months of the period. The 10-year Treasury yield ended the period at 4.1%, very close to where it started. In this environment, the Lehman Brothers Aggregate Bond Index returned 0.68%.

High-yield bonds, which can be less sensitive to changing interest rates, gained 3.72%, as measured by the Merrill Lynch US High Yield, Cash Pay Index. A relatively strong economy improved credit quality and the sector's high yields attracted investors seeking income. Municipal and mortgage bonds rose more than 1.4% for the period, outperforming Treasury bonds.(1)

STOCKS STAND STILL

Despite solid profit growth and a growing economy, the stock market failed to advance during the reporting period. The S&P 500 Index returned negative 0.18%. Leadership passed from small-cap stocks to mid- and large-cap stocks, and value stocks continued to lead growth stocks. However, in the final month of the period small- and mid-cap growth stocks bested their value counterparts. Energy and real estate investment trusts were the best-performing sectors.

HIGHER SHORT TERM INTEREST RATES

After a year of the lowest short-term interest rates in recent history, the Federal Reserve Board (the Fed) raised the federal funds rate, a key short-term rate, from 1.00% to 1.75% in three equal steps during the period. The Fed indicated that it would continue to raise short-term interest rates at a "measured pace," in an attempt to balance economic growth against inflationary pressures. Because the Fed's moves were widely anticipated, these rate increases have had little, if any, impact on the financial markets since they commenced.

(1) Lehman Brothers Municipal Bond Index; Merrill Lynch Mortgage Master Index.

[SIDENOTE]

SUMMARY FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004

- INVESTMENT-GRADE BONDS EKED OUT MODEST GAINS. THE LEHMAN BROTHERS AGGREGATE BOND INDEX RETURNED 0.68%. HIGH-YIELD BONDS, WHICH CAN BE LESS SENSITIVE TO CHANGING INTEREST RATES, LED THE FIXED INCOME MARKETS. THE MERRILL LYNCH US HIGH YIELD, CASH PAY INDEX RETURNED 3.72%

[CHART]

MERRILL LYNCH INDEX           3.72%
LEHMAN INDEX                  0.68%

- STOCK PRICES WERE DOWN, AS MEASURED BY THE S&P 500 Index and the broader Russell 3000 Index. The market retreated as a host of uncertainties unsettled investors.

[CHART]

S&P 500 INDEX                 -0.18%
RUSSELL 3000 INDEX            -0.60%

The Merrill Lynch US High Yield, Cash Pay Index is an unmanaged index that tracks the performance of non-investment-grade corporate bonds.

The Lehman Brothers Aggregate Bond Index is a market value-weighted index that tracks the performance of fixed-rate, publicly placed, dollar-denominated, non-convertible investment-grade debt issues.

The S&P 500 Index is an unmanaged index that tracks the performance of 500 widely held, large capitalization US stocks.

The Russell 3000 Index is an unmanaged index that tracks the performance of the 3,000 largest US companies based on total market capitalization.

PORTFOLIO MANAGERS' REPORT

                                                 COLUMBIA INTERMEDIATE BOND FUND

For the six-month period ended September 30, 2004, class A shares of Columbia Intermediate Bond Fund returned 0.71% without sales charge. The fund outperformed its benchmark, the Lehman Brothers Aggregate Bond Index, which posted a total return of 0.68% for the same period. The fund also beat its peer group, the Lipper Intermediate Investment Grade Debt Category average, which was 0.41% for the period.(1) We believe that the fund's substantial position in BBB-rated investment-grade corporate bonds, relative to its peer group and benchmark, helped performance. High-yield issues, mortgages and asset-backed securities also contributed to returns.

CORPORATE ISSUES BENEFITED FROM STEADY ECONOMIC GROWTH

The corporate sector continued to gain steam against the backdrop of a growing US economy. As a result, yield-driven sectors of the bond market, including investment-grade corporate and high-yield bonds, outperformed other fixed-income alternatives. The portfolio's holdings are concentrated in investment grade corporate bonds, which aided the fund's strong relative performance. The fund's 11% allocation in high-yield bonds also helped performance.

OIL AND UTILITIES ISSUES ENHANCED RESULTS

Surging commodity prices resulted in generous profit margins for oil refining companies. Bonds of Chesapeake Energy and several dollar-denominated foreign issues, including Russian oil producer Gazprom International and Mexican refiner Pemex Project Funding Master Trust, benefited from this positive trend. The fund owned these investment-grade holdings as part of a diversification strategy designed to reduce exposure to the highly leveraged US economy.

Utility bonds also did well. The sector continues to enjoy easier access to capital, which allowed companies to replace expensive debt with lower cost borrowings. Faced with a changing regulatory environment, utility companies in California enjoyed strong growth. Bonds of California-based Edison Mission Energy prospered in this business environment. Hutchison Whampoa International, a conglomerate with worldwide utility holdings listed on the Hong Kong exchange, also performed well during the period, aided by an improving world economy and China's powerful economic growth.

AUTO AND AIRLINE BONDS DETRACTED FROM RETURN

Bonds backed by commercial aircraft suffered during the period as airline operating costs rose. However, we decided to retain these issues because the bonds are backed by the underlying value of the airplanes owned by these companies. Also, airline bonds have historically tended to perform well in a rising interest rate environment.

We reduced the fund's exposure to the auto sector as the production cycle slowed and the price of materials used in the manufacturing

(1) Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund.

[SIDENOTE]

NET ASSET VALUE PER SHARE AS OF 09/30/04 ($)

   Class A                        9.12
   Class B                        9.12
   Class C                        9.12
   Class Z                        9.12

DISTRIBUTIONS DECLARED PER SHARE 04/01/04 - 09/30/04 ($)

   Class A                        0.21
   Class B                        0.18
   Class C                        0.18
   Class Z                        0.22

SEC YIELDS AS OF 09/30/04 (%)

   Class A                        3.71
   Class B                        3.14
   Class C                        3.29
   Class Z                        4.14

The 30-day SEC yields reflect the portfolio's earning power net of expenses, expressed as an annualized percentage of the public offering price at the end of the period.

HOLDINGS DISCUSSED IN THIS REPORT AS OF 09/30/04 (%)

   Chesapeake Energy Corp.                0.2
   Gazprom International SA               0.9
   Pemex Project Funding Master Trust     0.6
   Edison Mission Energy                  0.1
   Hutchison Whampoa International Ltd.   1.0

Your fund is actively managed and the composition of its portfolio will change over time. Information provided is calculated as a percentage of net assets.

process rose. We also lightened holdings in the health care sector based on our concerns that these issues may be overvalued.

MORTGAGES AND ASSET-BACKED SECURITIES AIDED PERFORMANCE

With over 15% of the portfolio allocated to mortgage bonds and 9% in asset-backed securities, shareholders benefited from strength in both market segments during the period. The fund's return was also helped by our decision to allocate only a small portion of assets to government securities, which were the period's weakest performers.

POSITIONED FOR A GROWING ECONOMY

Although corporate bonds are expensive by historical standards, we believe that the yield-oriented sectors of the bond market have additional return potential if the economy remains strong. The fund's substantial allocations in BBB-rated investment-grade and high-yield corporate issues reflects that view. The fund also continues to hold a smaller commitment to mortgages and asset-backed securities on the expectation that these sectors have the potential to continue to outperform government securities. However, we believe that investment-grade corporate bonds are likely to continue to drive the portfolio's returns.

Thomas LaPointe has co-managed the Columbia Intermediate Bond Fund since March 2003 and has been with the advisor and its predecessors or affiliate organizations since 1999.

/s/ Thomas LaPointe

Mark E. Newlin is the lead manager for the fund. He has co-managed the fund since May 2004 and has been with the advisor and its predecessors or affiliate organizations since 2003.

/s/ Mark E. Newlin

Steven P. Luetger has co-managed the fund since May 2004 and has been with the advisor and its predecessors or affiliate organizations since 1978.

/s/ Steven P. Luetger

Investing in high-yield bonds involves greater credit and other risks not associated with investing in higher-quality bonds. Bond investing also involves interest rate risk, which means that bond prices may change as interest rates increase or decrease. Foreign investments involve market, political, accounting and currency risks not associated with other investments.

[SIDENOTE]

WE BELIEVE THAT THE FUND'S SUBSTANTIAL ALLOCATIONS IN BBB-RATED INVESTMENT-GRADE AND HIGH-YIELD CORPORATE ISSUES HAVE THE POTENTIAL TO CONTINUE TO DO WELL IF THE ECONOMY REMAINS STRONG.

INVESTMENT PORTFOLIO

SEPTEMBER 30, 2004 (UNAUDITED)                   COLUMBIA INTERMEDIATE BOND FUND

                                                                                                       PAR ($)        VALUE ($)
-------------------------------------------------------------------------------------------------------------------------------
CORPORATE FIXED-INCOME BONDS & NOTES - 61.8%

BASIC MATERIALS - 3.7%

CHEMICALS - 1.8%

                            Dow Chemical Co.      5.750% 11/15/09                                    6,000,000        6,407,940

                        Eastman Chemical Co.      3.250% 06/15/08                                    2,750,000        2,691,288
                                                  6.300% 11/15/18                                    6,000,000        6,422,940

                       Lyondell Chemical Co.      9.625% 05/01/07                                    2,000,000        2,170,000

                        NOVA Chemicals Corp.      6.500% 01/15/12                                    2,000,000        2,044,460

                                                                                               Chemicals Total       19,736,628

FOREST PRODUCTS & PAPER - 1.4%

                              Cascades, Inc.      7.250% 02/15/13                                    6,000,000        6,270,000

                       Georgia-Pacific Corp.      7.500% 05/15/06                                    3,000,000        3,172,500

                          Meadwestvaco Corp.      8.200% 01/15/30                                    4,000,000        4,758,360

                     Norske Skog Canada Ltd.      7.375% 03/01/14                                    1,000,000        1,040,000

                                                                                 Forest Products & Paper Total       15,240,860

MINING - 0.5%

                                 Alcoa, Inc.      6.000% 01/15/12                                    5,000,000        5,470,000

                                                                                                  Mining Total        5,470,000
                                                                                                                 --------------
                                                                                         BASIC MATERIALS TOTAL       40,447,488

COMMUNICATIONS - 5.4%

MEDIA - 3.6%

 Comcast Cable Communications Holdings, Inc.      8.375% 03/15/13                                    8,500,000       10,272,590

                          CSC Holdings, Inc.      6.750% 04/15/12 (a)                                  500,000          502,500
                                                  7.625% 04/01/11                                    1,500,000        1,575,000
                                                  7.875% 02/15/18                                    1,250,000        1,296,875

                          EchoStar DBS Corp.      6.375% 10/01/11                                    1,500,000        1,515,000

                         Liberty Media Corp.      3.380% 09/17/06 (b)                               11,000,000       11,129,800

                                Viacom, Inc.      7.700% 07/30/10                                    6,500,000        7,544,745
                                                  7.750% 06/01/05                                    5,000,000        5,169,100

                                                                                                   Media Total       39,005,610

TELECOMMUNICATIONS - 1.8%

                                   MCI, Inc.      5.908% 05/01/07                                      238,000          235,917
                                                  6.688% 05/01/09                                      238,000          229,075
                                                  7.735% 05/01/14                                      204,000          192,780

                 Nextel Communications, Inc.      7.375% 08/01/15                                    2,000,000        2,145,000

                                 Qwest Corp.      9.125% 03/15/12 (a)                                1,500,000        1,653,750

                                 See Accompanying Notes to Financial Statements.

                                                                                                       PAR ($)        VALUE ($)
-------------------------------------------------------------------------------------------------------------------------------
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

COMMUNICATIONS - (CONTINUED)

TELECOMMUNICATIONS - (CONTINUED)

                         Rogers Cantel, Inc.      9.750% 06/01/16                                    2,000,000        2,240,000

                        Sprint Capital Corp.      6.125% 11/15/08                                    3,800,000        4,103,924
                                                  8.750% 03/15/32                                    1,500,000        1,903,815

                Telefonos de Mexico SA de CV      4.500% 11/19/08                                    6,000,000        5,996,760

                                                                                      Telecommunications Total       18,701,021
                                                                                                                 --------------
                                                                                          COMMUNICATIONS TOTAL       57,706,631

CONSUMER CYCLICAL - 7.7%

AIRLINES - 2.9%

                                    Air 2 US      8.027% 10/01/19 (a)                                4,454,933        3,697,594

                     American Airlines, Inc.      7.024% 10/15/09                                    7,000,000        6,877,500

                  Continental Airlines, Inc.      6.940% 10/15/13                                    1,423,333        1,330,816
                                                  7.461% 04/01/15                                    3,993,134        3,673,684

                       Delta Air Lines, Inc.      7.779% 11/18/05                                    3,000,000        1,200,000

                      Southwest Airlines Co.      5.496% 11/01/06                                    7,000,000        7,275,380

                       United Airlines, Inc.      7.186% 04/01/11 (c)                                3,926,307        3,317,729
                                                  7.783% 01/01/14 (c)                                2,843,628        2,367,320
                                                  9.200% 03/22/08 (d)                                2,399,897          959,959

                                                                                                Airlines Total       30,699,982

APPAREL - 0.1%

                   Phillips-Van Heusen Corp.      7.250% 02/15/11                                    1,000,000        1,035,000

                                                                                                 Apparel Total        1,035,000

AUTO MANUFACTURERS - 1.0%

            DaimlerChrysler NA Holding Corp.      6.400% 05/15/06                                    8,000,000        8,428,880

                Navistar International Corp.      7.500% 06/15/11                                    2,000,000        2,110,000

                                                                                      Auto Manufacturers Total       10,538,880

AUTO PARTS & EQUIPMENT - 0.4%

                                  Dana Corp.      9.000% 08/15/11                                    3,200,000        3,856,000

                                                                                  Auto Parts & Equipment Total        3,856,000

ENTERTAINMENT - 0.3%

             Mohegan Tribal Gaming Authority      7.125% 08/15/14 (a)                                1,500,000        1,575,000

                         Seneca Gaming Corp.      7.250% 05/01/12 (a)                                1,000,000        1,032,500

          Steinway Musical Instruments, Inc.      8.750% 04/15/11                                    1,000,000        1,090,000

                                                                                           Entertainment Total        3,697,500

See Accompanying Notes to Financial Statements.

                                                                                                       PAR ($)        VALUE ($)
-------------------------------------------------------------------------------------------------------------------------------
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

CONSUMER CYCLICAL - (CONTINUED)

HOME BUILDERS - 0.3%

                           D.R. Horton, Inc.      9.750% 09/15/10                                    1,000,000        1,197,500

                      Standard-Pacific Corp.      9.250% 04/15/12                                    2,000,000        2,315,000

                                                                                           Home Builders Total        3,512,500
LEISURE TIME - 0.1%

                                    K2, Inc.      7.375% 07/01/14 (a)                                1,250,000        1,317,575

                                                                                            Leisure Time Total        1,317,575
LODGING - 1.2%

                 Caesars Entertainment, Inc.      8.125% 05/15/11                                    2,500,000        2,875,000

                          Hyatt Equities LLC      6.875% 06/15/07 (a)                                5,000,000        5,294,850

                                  MGM Mirage      8.375% 02/01/11                                    1,500,000        1,653,750

                       Station Casinos, Inc.      6.000% 04/01/12                                    1,000,000        1,022,500
                                                  6.875% 03/01/16                                    1,500,000        1,541,250

                                                                                                 Lodging Total       12,387,350
OFFICE FURNISHINGS - 0.0%

                          Tempur-Pedic, Inc.      10.250% 08/15/10                                     317,000          360,588

                                                                                      Office Furnishings Total          360,588
RETAIL - 0.6%

                               Ferrellgas LP      6.750% 05/01/14                                    1,500,000        1,530,000

                   May Department Stores Co.      6.700% 07/15/34 (a)                                3,200,000        3,300,256

                                  Saks, Inc.      7.000% 12/01/13                                    1,594,000        1,629,865

                                                                                                  Retail Total        6,460,121
TEXTILES - 0.8%

                                Cintas Corp.      5.125% 06/01/07                                    5,315,000        5,563,317
                                                  6.000% 06/01/12                                    3,250,000        3,546,887

                                                                                                Textiles Total        9,110,204
                                                                                                                 --------------
                                                                                       CONSUMER CYCLICAL TOTAL       82,975,700
CONSUMER NON-CYCLICAL - 3.7%

BEVERAGES - 0.2%

                  Constellation Brands, Inc.      8.125% 01/15/12                                    1,545,000        1,703,363

                                                                                               Beverages Total        1,703,363
BIOTECHNOLOGY - 0.2%

                  Bio-Rad Laboratories, Inc.      7.500% 08/15/13                                    2,000,000        2,145,000

                                                                                           Biotechnology Total        2,145,000

                                 See Accompanying Notes to Financial Statements.

                                                                                                       PAR ($)        VALUE ($)
-------------------------------------------------------------------------------------------------------------------------------
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

CONSUMER NON-CYCLICAL - (CONTINUED)

FOOD - 0.9%


                       Cadbury-Schweppes PLC      3.875% 10/01/08 (a)                                7,000,000        7,002,590

                      Delhaize America, Inc.      8.125% 04/15/11                                    1,000,000        1,148,140

              Stater Brothers Holdings, Inc.      8.125% 06/15/12 (a)                                1,000,000        1,045,000

                                                                                                    Food Total        9,195,730
HEALTHCARE SERVICES - 1.7%

                                   HCA, Inc.      6.950% 05/01/12                                    3,000,000        3,237,150
                                                  7.125% 06/01/06                                    5,000,000        5,273,450
                                                  7.875% 02/01/11                                    5,015,000        5,679,989

                      Tenet Healthcare Corp.      9.875% 07/01/14 (a)                                4,250,000        4,441,250

                                                                                     Healthcare Services Total       18,631,839
PHARMACEUTICALS - 0.7%

                                       Wyeth      6.450% 02/01/24                                    2,400,000        2,458,344
                                                  6.500% 02/01/34                                    5,000,000        5,104,800

                                                                                         Pharmaceuticals Total        7,563,144
                                                                                                                  -------------
                                                                                   CONSUMER NON-CYCLICAL TOTAL       39,239,076
DIVERSIFIED - 1.1%

HOLDING COMPANIES - 1.1%

        Hutchison Whampoa International Ltd.      6.250% 01/24/14 (a)                               10,500,000       10,705,485

                                    Stena AB      7.500% 11/01/13                                    1,200,000        1,229,280

                                                                                       Holding Companies Total       11,934,765
                                                                                                                  -------------
                                                                                             DIVERSIFIED TOTAL       11,934,765
ENERGY - 5.4%
OIL & GAS - 5.0%

                          Amerada Hess Corp.      7.300% 08/15/31                                    7,500,000        8,144,700

                     Chesapeake Energy Corp.      7.500% 06/15/14                                    2,160,000        2,365,200

                               Coastal Corp.      7.750% 06/15/10                                    1,500,000        1,492,500

                    Gazprom International SA      7.201% 02/01/20 (a)                                9,000,000        9,112,500

                                 Nexen, Inc.      7.875% 03/15/32                                    5,250,000        6,491,205

                        Noble Drilling Corp.      7.500% 03/15/19                                    4,245,000        4,980,234

          Pemex Project Funding Master Trust      7.875% 02/01/09                                    6,000,000        6,696,000

         Petrobras International Finance Co.      9.750% 07/06/11                                    3,500,000        4,060,000

                 Pride International, Inc.        7.375% 07/15/14 (a)                                1,500,000        1,642,500

See Accompanying Notes to Financial Statements.

                                                                                                       PAR ($)        VALUE ($)
-------------------------------------------------------------------------------------------------------------------------------
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

ENERGY - (CONTINUED)

OIL & GAS - (CONTINUED)

  Ras Laffan Liquefied Natural Gas Co., Ltd.      3.437% 09/15/09 (a)                                8,244,000        8,160,653

                                                                                               Oil & Gas Total       53,145,492
PIPELINES - 0.4%

                    Southern Natural Gas Co.      8.875% 03/15/10                                    2,000,000        2,250,000

                    Williams Companies, Inc.      8.125% 03/15/12                                    2,000,000        2,300,000

                                                                                               Pipelines Total        4,550,000
                                                                                                                  -------------
                                                                                                  ENERGY TOTAL       57,695,492
FINANCIALS - 23.9%

BANKS - 4.8%

                              Bank One Corp.      6.000% 08/01/08 (e)                               11,888,000       12,856,516

                           Barclays Bank PLC      7.375% 06/15/49 (a)(f)                             5,000,000        5,736,300

                     HSBC Capital Funding LP      9.547% 12/31/49 (a)(f)                            10,500,000       13,066,200

       Popular North America Capital Trust I      6.564% 09/15/34                                    1,300,000        1,321,039

                 Popular North America, Inc.      6.125% 10/15/06                                    8,250,000        8,651,445

                 Rabobank Capital Funding II      5.260% 12/31/49 (a)(f)                             9,500,000        9,576,570

                                                                                                   Banks Total       51,208,070
DIVERSIFIED FINANCIAL SERVICES - 12.5%

                Bear Stearns Companies, Inc.      4.000% 01/31/08                                   10,000,000       10,118,500

                            Capital One Bank      5.125% 02/15/14                                    6,650,000        6,607,506

                                    Citicorp      8.040% 12/15/19 (a)                               12,075,000       14,586,962

                Countrywide Home Loans, Inc.      5.500% 08/01/06                                    7,500,000        7,815,525

                       Ford Motor Credit Co.      5.800% 01/12/09                                    4,650,000        4,808,193
                                                  7.000% 10/01/13                                    5,500,000        5,814,710
                                                  7.375% 02/01/11                                    1,600,000        1,741,184

               Fund American Companies, Inc.      5.875% 05/15/13                                    4,250,000        4,351,618

              General Electric Capital Corp.      5.375% 03/15/07                                   10,000,000       10,526,100

             General Motors Acceptance Corp.      6.125% 01/22/08                                    3,500,000        3,683,715
                                                  6.150% 04/05/07                                    5,000,000        5,250,700

                     Household Finance Corp.      5.875% 02/01/09                                    8,200,000        8,822,790

           International Lease Finance Corp.      6.375% 03/15/09                                    9,000,000        9,829,800

                       Jefferies Group, Inc.      7.750% 03/15/12                                    7,250,000        8,301,250

                    John Deere Capital Corp.      7.000% 03/15/12                                    9,000,000       10,408,860

                                 See Accompanying Notes to Financial Statements.

                                                                                                       PAR ($)        VALUE ($)
-------------------------------------------------------------------------------------------------------------------------------
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

FINANCIALS - (CONTINUED)

DIVERSIFIED FINANCIAL SERVICES - (CONTINUED)

                       LaBranche & Co., Inc.      11.000% 05/15/12 (a)                               2,000,000        2,060,000

                              Morgan Stanley      6.100% 04/15/06                                   10,000,000       10,486,300

          PF Export Receivables Master Trust      3.748% 06/01/13 (a)                                3,176,063        3,088,689

                       UFJ Finance Aruba AEC      6.750% 07/15/13                                    5,150,000        5,732,723

                                                                          Diversified Financial Services Total      134,035,125
INSURANCE - 2.4%

  Florida Windstorm Underwriting Association      7.125% 02/25/19 (a)                                4,425,000        5,195,525

     Hartford Financial Services Group, Inc.      4.700% 09/01/07                                    4,000,000        4,132,280

         Prudential Insurance Co. of America      7.650% 07/01/07 (a)                               10,105,000       11,214,933

           Travelers Property Casualty Corp.      3.750% 03/15/08                                    4,750,000        4,749,620

                                                                                               Insurance Total       25,292,358
INVESTMENT COMPANIES - 0.9%

        Credit Suisse First Boston USA, Inc.      4.625% 01/15/08                                    2,000,000        2,072,020
                                                  5.875% 08/01/06                                    7,750,000        8,142,615

                                                                                    Investment Companies Total       10,214,635
REAL ESTATE - 1.7%

                            EOP Operating LP      8.375% 03/15/06                                   11,000,000       11,822,140

               Forest City Enterprises, Inc.      7.625% 06/01/15                                    1,000,000        1,037,500

                         Prudential Property      7.125% 07/01/07 (a)                                5,300,000        5,792,582

                                                                                             Real Estate Total       18,652,222
REAL ESTATE INVESTMENT TRUSTS - 0.8%

                       iStar Financial, Inc.      8.750% 08/15/08                                    4,800,000        5,468,592

                  La Quinta Properties, Inc.      7.000% 08/15/12 (a)                                  500,000          528,750

                    Thornburg Mortgage, Inc.      8.000% 05/15/13                                    2,500,000        2,600,000

                                                                           Real Estate Investment Trusts Total        8,597,342
SAVINGS & LOANS - 0.8%

                      Washington Mutual Bank      6.875% 06/15/11                                    5,200,000        5,877,300

                      Western Financial Bank      9.625% 05/15/12                                    2,000,000        2,260,000

                                                                                         Savings & Loans Total        8,137,300
                                                                                                                  -------------
                                                                                              FINANCIALS TOTAL      256,137,052

See Accompanying Notes to Financial Statements.

                                                                                                       PAR ($)        VALUE ($)
-------------------------------------------------------------------------------------------------------------------------------
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

INDUSTRIALS - 2.5%

AEROSPACE & DEFENSE - 1.0%

                                Raytheon Co.      8.300% 03/01/10                                    7,000,000        8,344,000

                    Systems 2001 Asset Trust      6.664% 09/15/13 (a)                                2,266,930        2,510,262

                                                                                     Aerospace & Defense Total       10,854,262
ELECTRONICS - 0.2%

                        Thomas & Betts Corp.      7.250% 06/01/13                                    2,000,000        2,166,000

                                                                                             Electronics Total        2,166,000
ENVIRONMENTAL CONTROL - 0.6%

            Allied Waste North America, Inc.      8.875% 04/01/08                                    5,500,000        5,967,500

                                                                                   Environmental Control Total        5,967,500
MACHINERY DIVERSIFIED - 0.2%

                     Briggs & Stratton Corp.      8.875% 03/15/11                                    1,375,000        1,637,969

                                                                                   Machinery Diversified Total        1,637,969
METAL FABRICATE HARDWARE - 0.0%

                    Valmont Industries, Inc.      6.875% 05/01/14 (a)                                  500,000          515,000

                                                                                Metal Fabricate Hardware Total          515,000
MISCELLANEOUS MANUFACTURING - 0.3%

                                   SPX Corp.      7.500% 01/01/13                                    2,000,000        2,035,000

                    Trinity Industries, Inc.      6.500% 03/15/14                                    1,550,000        1,526,750

                                                                             Miscellaneous Manufacturing Total        3,561,750
PACKAGING & CONTAINERS - 0.1%

        Owens-Brockway Glass Container, Inc.      8.875% 02/15/09                                    1,000,000        1,087,500

                                                                                  Packaging & Containers Total        1,087,500
TRANSPORTATION - 0.1%

                               FedEx Corp.        7.530% 09/23/06                                      737,948          787,700

                                                                                          Transportation Total          787,700
                                                                                                                  -------------
                                                                                             INDUSTRIALS TOTAL       26,577,681
TECHNOLOGY - 0.6%

COMPUTERS - 0.6%

            IBM Canada Credit Services Co.        3.750% 11/30/07 (a)                                6,000,000        6,039,840

                                                                                               Computers Total        6,039,840
                                                                                                                  -------------
                                                                                              TECHNOLOGY TOTAL        6,039,840

                                 See Accompanying Notes to Financial Statements.

                                                                                                         PAR ($)      VALUE ($)
-------------------------------------------------------------------------------------------------------------------------------
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

UTILITIES - 7.8%

ELECTRIC - 7.8%

                             Calpine Corp.        8.500% 07/15/10 (a)                                2,500,000        1,909,375

                     Edison Mission Energy        9.875% 04/15/11                                    1,100,000        1,281,500

                         FirstEnergy Corp.        5.500% 11/15/06                                    5,000,000        5,204,200
                                                  6.450% 11/15/11                                    4,500,000        4,908,285

              FPL Energy American Wind LLC        6.639% 06/20/23 (a)                                4,436,500        4,603,623

             Kansas City Power & Light Co.        6.000% 03/15/07                                   10,000,000       10,527,300

                    MidAmerican Energy Co.        6.375% 06/15/06                                      244,000          257,888

           MidAmerican Energy Holdings Co.        3.500% 05/15/08                                    5,310,000        5,224,084
                                                  4.625% 10/01/07                                    5,000,000        5,098,200
                                                  5.875% 10/01/12                                    7,000,000        7,388,080

                   MSW Energy Holdings LLC        8.500% 09/01/10                                    2,000,000        2,205,000

                          Nevada Power Co.        9.000% 08/15/13                                    2,000,000        2,305,000

                Niagara Mohawk Power Corp.        8.875% 05/15/07                                    5,500,000        6,242,720

                 Northern States Power Co.        8.000% 08/28/12                                    3,750,000        4,580,137

                    Oglethorpe Power Corp.        6.974% 06/30/11                                    2,661,465        2,848,912

                Pacific Gas & Electric Co.        6.050% 03/01/34                                    6,250,000        6,309,063

                 PSE&G Energy Holdings LLC        8.625% 02/15/08                                    2,000,000        2,205,000

             South Point Energy Center LLC        8.400% 05/30/12 (a)                                1,611,111        1,385,556

                        Southern Power Co.        6.250% 07/15/12                                    4,790,000        5,212,861

            Tenaska Alabama II Partners LP        6.125% 03/30/23 (a)                                3,410,929        3,569,060

                                                                                                Electric Total       83,265,844
                                                                                                                   ------------
                                                                                               UTILITIES TOTAL       83,265,844

                                                  TOTAL CORPORATE FIXED-INCOME BONDS & NOTES
                                                  (COST OF $638,271,854)                                            662,019,569

See Accompanying Notes to Financial Statements.

                                                                                                         PAR ($)      VALUE ($)
-------------------------------------------------------------------------------------------------------------------------------
MORTGAGE BACKED SECURITIES - 16.5%

          Federal Home Loan Mortgage Corp.        4.500% 09/01/18 - 05/01/34                        40,451,589       39,952,018
                                                  5.000% 04/01/34                                    9,877,445        9,792,082
                                                  6.500% 08/01/32 - 01/01/34                        10,507,218       11,032,227
                                                  12.000% 07/01/20                                     359,722          404,876

     Federal National Mortgage Association        4.500% 07/01/18 - 02/01/19                        56,059,155       56,027,281
                                                  5.000% 12/25/15 - 06/01/18                        39,060,977       39,740,448
                                                  5.500% 12/01/17                                    7,198,624        7,456,213
                                                  6.000% 04/01/09 - 03/01/24                         3,512,805        3,685,757
                                                  6.500% 10/01/28 - 12/01/31                         3,706,387        3,892,968

  Government National Mortgage Association        4.750% 07/20/25 (b)                                  182,899          185,705
                                                  4.954% 04/16/31 (g)                                4,300,000        4,300,000
                                                  8.000% 01/15/08 - 07/15/08                           347,397          370,422
                                                  9.000% 06/15/16 - 10/15/16                            29,387           33,023

                                                  TOTAL MORTGAGE-BACKED SECURITIES
                                                  (COST OF $172,877,586)                                            176,873,020

ASSET-BACKED SECURITIES - 8.9%

                   Bank One Issuance Trust        3.590% 05/17/10                                    5,000,000        5,053,600
                                                  4.160% 01/15/08                                   10,000,000       10,117,500

                 California Infrastructure        6.420% 12/26/09                                   10,000,000       10,836,000

      Capital Auto Receivables Asset Trust        2.000% 11/15/07                                    5,600,000        5,541,610

   Capital One Multi-Asset Execution Trust        3.650% 07/15/11                                   16,000,000       16,049,600

                            Cigno CBO Ltd.        6.460% 11/15/08 (a)                                3,710,145        3,817,971

       Citibank Credit Card Issuance Trust        2.500% 04/07/08                                   11,290,000       11,233,098

                    Diversified REIT Trust        6.780% 03/18/11 (a)(f)                             5,000,000        5,460,059

        Honda Auto Receivables Owner Trust        1.680% 11/21/06                                   10,000,000        9,965,400

             MBNA Master Credit Card Trust        7.350% 07/16/07                                   10,000,000       10,190,000

            Providian Gateway Master Trust        3.350% 09/15/11 (a)                                7,500,000        7,483,594

                                                  TOTAL ASSET-BACKED SECURITIES
                                                  (COST OF $96,649,643)                                              95,748,432

                                 See Accompanying Notes to Financial Statements.

                                                                                                         PAR ($)      VALUE ($)
-------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCIES & OBLIGATIONS - 6.3%
FOREIGN GOVERNMENT BONDS - 1.4%

                            State of Qatar        9.750% 06/15/30 (a)                                5,000,000        7,000,000

                     United Mexican States        6.750% 09/27/34                                    8,000,000        7,672,000

                                                                                FOREIGN GOVERNMENT BONDS TOTAL       14,672,000

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 4.9%

     Federal National Mortgage Association        5.000% 07/25/15                                   13,500,000       13,714,391
                                                  9.250% 03/25/18                                      260,388          285,552

                        U.S. Treasury Bond        5.375% 02/15/31                                   27,095,000       29,025,518

                        U.S. Treasury Note        4.000% 02/15/14                                    4,700,000        4,663,650
                                                  4.250% 08/15/14                                    5,100,000        5,153,392

                                                                  U.S. GOVERNMENT AGENCIES & OBLIGATIONS TOTAL       52,842,503

                                                  TOTAL GOVERNMENT AGENCIES & OBLIGATIONS
                                                  (COST OF $64,168,493)                                              67,514,503

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.8%

                   American Mortgage Trust        8.445% 09/27/22                                       34,093           30,684

                 First Union National Bank        5.585% 02/12/34                                    5,535,809        5,833,082

                 First Union National Bank        6.141% 02/12/34                                    8,000,000        8,766,320

                 GSMPS Mortgage Loan Trust        7.750% 09/19/27 (a)                                1,843,969        2,011,350

          LB-UBS Commercial Mortgage Trust        6.510% 12/15/26                                    5,000,000        5,573,350

             Nomura Asset Securities Corp.        7.120% 04/13/39                                    6,255,000        6,612,223

         Structured Asset Securities Corp.        1.980% 02/25/28 (h)                                8,723,025          790,742

   Wachovia Bank Commercial Mortgage Trust        3.990% 06/15/35                                   11,930,000        11,430,491

                                                  TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                                                  (COST OF $39,574,694)                                              41,048,242

See Accompanying Notes to Financial Statements.

                                                                                                         PAR ($)      VALUE ($)
-------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 2.0%

                                                  Repurchase agreement with State Street Bank &
                                                  Trust Co., dated 09/30/04, due 10/01/04 at 1.580%,
                                                  collateralized by U.S. Treasury Bonds with various
                                                  maturities to 11/15/21, market value $21,766,999
                                                  (repurchase proceeds $21,330,936)                   21,330,000     21,330,000


                                                  TOTAL SHORT-TERM OBLIGATION
                                                  (COST OF $21,330,000)                                              21,330,000

                                                  TOTAL INVESTMENTS - 99.3%
                                                  (COST OF $1,032,872,270) (i)                                    1,064,533,766

                                                  OTHER ASSETS & LIABILITIES, NET - 0.7%                              7,505,060

                                                  NET ASSETS - 100.0%                                             1,072,038,826

     NOTES TO INVESTMENT PORTFOLIO:

(a) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, these securities amounted to $177,636,204, which represents 16.6% of net assets.

(b) Floating rate note. The interest rate shown reflects the rate as of September 30, 2004.

(c) The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants, however income is being accrued. As of September 30, 2004, the value of these securities amounted to $5,685,049, which represents 0.5% of net assets.

(d) The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. As of September 30, 2004, the value of this security represents 0.1% of net assets.

(e) A portion of the security with a market value of $1,943,402 pledged as collateral for open futures contracts.

(f) Variable rate security. The interest rate shown reflects the rate as of September 30, 2004.

(g)  Security purchased on a delayed delivery basis.

(h) Accrued interest accumulates in the value of this security and is payable at redemption.

(i)  Cost for federal income tax purposes is $1,036,408,177.

As of September 30, 2004, the Fund held the following open short futures contracts:

                                                  AGGREGATE FACE     EXPIRATION       UNREALIZED
   TYPE                               VALUE            VALUE            DATE         DEPRECIATION
   -----------------------------------------------------------------------------------------------
   5-Year U.S. Treasury Notes    $   23,257,500   $   23,238,298      Dec-2004      $      (19,202)
   10-Year U.S. Treasury Notes       14,866,500       14,830,712      Dec-2004             (35,788)
                                                                                    --------------
                                                                                    $      (54,990)
                                                                                    --------------

                                 See Accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2004 (UNAUDITED)                   COLUMBIA INTERMEDIATE BOND FUND

                                                                                                                           ($)
------------------------------------------------------------------------------------------------------------------------------
                                      ASSETS      Investments, at cost                                            1,032,872,270
                                                                                                                  -------------
                                                  Investments, at value                                           1,064,533,766
                                                  Cash                                                                1,080,839
                                                  Receivable for:
                                                   Investments sold                                                  11,722,876
                                                   Fund shares sold                                                   2,848,617
                                                   Interest                                                          11,395,887
                                                   Futures variation margin                                              20,625
                                                  Deferred Trustees' compensation plan                                   11,886
                                                                                                                  -------------
                                                     Total Assets                                                 1,091,614,496

                                 LIABILITIES      Payable for:
                                                   Investments purchased                                             12,020,064
                                                   Investments purchased on a delayed delivery basis                  4,300,000
                                                   Fund shares repurchased                                            1,851,780
                                                   Distributions                                                        598,572
                                                   Investment advisory fee                                              304,753
                                                   Administration fee                                                   130,834
                                                   Transfer agent fee                                                   142,417
                                                   Pricing and bookkeeping fees                                          21,239
                                                   Custody fee                                                            4,400
                                                   Distribution and service fees                                        173,094
                                                  Deferred Trustees' fees                                                11,886
                                                  Other liabilities                                                      16,631
                                                                                                                  -------------
                                                     Total Liabilities                                               19,575,670

                                                                                                      NET ASSETS  1,072,038,826

                   COMPOSITION OF NET ASSETS      Paid-in capital                                                 1,052,942,015
                                                  Overdistributed net investment income                              (4,819,018)
                                                  Accumulated net realized loss                                      (7,690,677)
                                                  Net unrealized appreciation (depreciation) on:
                                                   Investments                                                       31,661,496
                                                   Futures contracts                                                    (54,990)

                                                                                                      NET ASSETS  1,072,038,826

                                     CLASS A      Net assets                                                        159,050,844
                                                  Shares outstanding                                                 17,436,520
                                                  Net asset value per share                                                9.12(a)
                                                  Maximum offering price per share ($9.12/0.9525)                          9.57(b)

                                     CLASS B      Net assets                                                         97,278,897
                                                  Shares outstanding                                                 10,664,828
                                                  Net asset value and offering price per share                             9.12(a)

                                     CLASS C      Net assets                                                         49,990,349
                                                  Shares outstanding                                                  5,480,640
                                                  Net asset value and offering price per share                             9.12(a)

                                     CLASS Z      Net assets                                                        765,718,736
                                                  Shares outstanding                                                 83,945,163
                                                  Net asset value, offering and redemption price
                                                  per share                                                                9.12

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2004 (UNAUDITED)
                                                 COLUMBIA INTERMEDIATE BOND FUND

                                                                                                                            ($)
-------------------------------------------------------------------------------------------------------------------------------
                           INVESTMENT INCOME      Interest (net of foreign taxes withheld of $4,851)                 28,181,862

                                    EXPENSES      Investment advisory fee                                             1,859,098
                                                  Administration fee                                                    804,206
                                                  Distribution fee:
                                                   Class A                                                               75,409
                                                   Class B                                                              370,623
                                                   Class C                                                              197,293
                                                  Service fee:
                                                   Class A                                                              188,426
                                                   Class B                                                              123,542
                                                   Class C                                                               65,782
                                                  Transfer agent fee                                                    599,147
                                                  Pricing and bookkeeping fees                                          149,069
                                                  Trustees' fees                                                          9,364
                                                  Custody fee                                                            25,723
                                                  Non-recurring costs (See Note 7)                                       42,852
                                                  Other expenses                                                        199,650
                                                                                                                  -------------
                                                   Total Operating Expenses                                           4,710,184
                                                  Fees waived by Distributor:
                                                   Class A                                                              (75,409)
                                                   Class C                                                              (39,416)
                                                  Custody earnings credit                                                (2,322)
                                                  Non-recurring costs assumed by Investment Advisor (See Note 7)        (42,852)
                                                                                                                  -------------
                                                   Net Expenses                                                       4,550,185
                                                                                                                  -------------
                                                  Net Investment Income                                              23,631,677

  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
           INVESTMENTS AND FUTURES CONTRACTS      Net realized gain on:
                                                   Investments                                                          310,439
                                                   Futures contracts                                                    910,116
                                                                                                                  -------------
                                                     Net realized gain                                                1,220,555
                                                  Net change in unrealized appreciation/depreciation on:
                                                   Investments                                                      (19,140,694)
                                                   Futures contracts                                                    948,817
                                                                                                                  -------------
                                                     Net change in unrealized appreciation/depreciation             (18,191,877)
                                                                                                                  -------------
                                                  Net Loss                                                          (16,971,322)
                                                                                                                  -------------
                                                  Net Increase in Net Assets from Operations                          6,660,355

                                 See Accompanying Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                 COLUMBIA INTERMEDIATE BOND FUND

                                                                                        (UNAUDITED)
                                                                                         SIX MONTHS
                                                                                              ENDED   PERIOD ENDED     YEAR ENDED
                                                                                      SEPTEMBER 30,      MARCH 31,       JUNE 30,
INCREASE (DECREASE) IN NET ASSETS:                                                          2004($)  2004(a)(b)($)     2003(C)($)
---------------------------------------------------------------------------------------------------------------------------------
                                  OPERATIONS      Net investment income                  23,631,677     33,070,574     47,471,086
                                                  Net realized gain (loss) on
                                                   investments and futures contracts      1,220,555     12,432,924     (1,842,521)
                                                  Net change in unrealized
                                                   appreciation/depreciation on
                                                   investments and futures contracts    (18,191,877)       951,538     50,393,482
                                                                                      -------------------------------------------
                                                  Net Increase from Operations            6,660,355     46,455,036     96,022,047

      DISTRIBUTIONS DECLARED TO SHAREHOLDERS      From net investment income:
                                                   Class A                               (3,517,738)    (4,074,020)    (3,487,025)
                                                   Class B                               (1,936,995)    (3,054,628)    (3,467,410)
                                                   Class C                               (1,072,145)    (1,672,747)    (1,549,430)
                                                   Class Z                              (18,928,639)   (26,871,410)   (40,839,542)
                                                                                      -------------------------------------------
                                                  Total Distributions
                                                       Declared to Shareholders         (25,455,517)   (35,672,805)   (49,343,407)

                          SHARE TRANSACTIONS      Class A:
                                                   Subscriptions                         37,567,238     82,402,961     93,406,890
                                                   Distributions reinvested               3,181,978      3,517,373      2,883,981
                                                   Redemptions                          (26,053,667)   (33,954,472)   (40,046,836)
                                                                                      -------------------------------------------
                                                     Net Increase                        14,695,549     51,965,862     56,244,035
                                                  Class B:
                                                   Subscriptions                          5,214,857     18,062,576     83,003,613
                                                   Distributions reinvested               1,398,839      2,126,834      2,442,195
                                                   Redemptions                          (12,261,704)   (20,373,050)   (15,335,796)
                                                                                      -------------------------------------------
                                                     Net Increase (Decrease)             (5,648,008)      (183,640)    70,110,012
                                                  Class C:
                                                   Subscriptions                          4,223,279     20,227,688     48,689,817
                                                   Distributions reinvested                 689,117      1,011,442        974,767
                                                   Redemptions                          (12,821,953)   (14,503,875)   (11,862,809)
                                                                                      -------------------------------------------
                                                     Net Increase (Decrease)             (7,909,557)     6,735,255     37,801,775
                                                  Class Z:
                                                   Subscriptions                        133,850,678    234,474,636    269,095,613
                                                   Distributions reinvested              16,427,484     23,876,353     35,988,674
                                                   Redemptions                         (164,481,435)  (190,223,570)  (351,929,592)
                                                                                      -------------------------------------------
                                                     Net Increase (Decrease)            (14,203,273)    68,127,419    (46,845,305)
                                                  Net Increase (Decrease) from
                                                   Share Transactions                   (13,065,289)   126,644,896    117,310,517
                                                                                      -------------------------------------------
                                                       Total Increase (Decrease)
                                                         in Net Assets                  (31,860,451)   137,427,127    163,989,157

                                  NET ASSETS      Beginning of period                 1,103,899,277    966,472,150    802,482,993
                                                  End of period                       1,072,038,826  1,103,899,277    966,472,150
                                                  Overdistributed net investment
                                                   income at end of period               (4,819,018)    (2,995,178)    (2,007,917)

(a) On October 13, 2003, the Liberty Intermediate Bond Fund was renamed Columbia Intermediate Bond Fund.

(b)  The Fund changed its fiscal year end from June 30 to March 31.

(c) Effective July 29, 2002, Stein Roe Intermediate Bond Fund Class S shares were redesignated Liberty Intermediate Bond Fund Class Z shares.

See Accompanying Notes to Financial Statements.

                                                                                        (UNAUDITED)
                                                                                         SIX MONTHS
                                                                                              ENDED   PERIOD ENDED     YEAR ENDED
                                                                                      SEPTEMBER 30,      MARCH 31,       JUNE 30,
                                                                                               2004     2004(a)(b)       2003 (c)
---------------------------------------------------------------------------------------------------------------------------------
                           CHANGES IN SHARES      Class A:
                                                   Subscriptions                          4,158,528      9,023,912     10,637,329
                                                   Issued for distributions
                                                   reinvested                               352,673        385,364        325,300
                                                   Redemptions                           (2,897,536)    (3,713,540)    (4,558,154)
                                                                                      -------------   ------------    -----------
                                                     Net Increase                         1,613,665      5,695,736      6,404,475
                                                  Class B:
                                                   Subscriptions                            578,436      1,985,472      9,478,046
                                                   Issued for distributions
                                                   reinvested                               155,071        233,459        275,656
                                                   Redemptions                           (1,361,228)    (2,239,392)    (1,735,505)
                                                                                      -------------   ------------    -----------
                                                     Net Increase (Decrease)               (627,721)       (20,461)     8,018,197
                                                  Class C:
                                                   Subscriptions                            467,533      2,219,854      5,533,514
                                                   Issued for distributions
                                                   reinvested                                76,394        110,951        109,962
                                                   Redemptions                           (1,427,540)    (1,594,157)    (1,350,773)
                                                                                      -------------   ------------    -----------
                                                     Net Increase (Decrease)               (883,613)       736,648      4,292,703
                                                  Class Z:
                                                   Subscriptions                         14,831,610     25,666,393     30,633,958
                                                   Issued for distributions
                                                   reinvested                             1,821,276      2,620,156      4,081,323
                                                   Redemptions                          (18,285,723)   (20,891,749)   (40,109,913)
                                                                                      -------------   ------------    -----------
                                                     Net Increase (Decrease)             (1,632,837)     7,394,800     (5,394,632)

(a) On October 13, 2003, the Liberty Intermediate Bond Fund was renamed Columbia Intermediate Bond Fund.

(b)  The Fund changed its fiscal year end from June 30 to March 31.

(c) Effective July 29, 2002, Stein Roe Intermediate Bond Fund Class S shares were redesignated Liberty Intermediate Bond Fund Class Z shares.

                                 See Accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2004 (UNAUDITED)                   COLUMBIA INTERMEDIATE BOND FUND

NOTE 1. ORGANIZATION

Columbia Intermediate Bond Fund (the "Fund"), a series of Columbia Funds Trust VIII (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

INVESTMENT GOAL

The Fund seeks total return by investing for a high level of current income and opportunities for capital appreciation.

FUND SHARES

The Fund may issue an unlimited number of shares and offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own sales charge and expense structure.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge are subject to a 1.00% contingent deferred sales charge ("CDSC") on shares sold within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares in a certain number of years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION

Debt securities generally are valued by a pricing service approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

FUTURES CONTRACTS

The Fund may invest in municipal and U.S. Treasury futures contracts. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts involves certain risks, which include:
(1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, Inc. of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Fund also identifies portfolio securities as segregated with the custodian in a separate account in an amount equal to the futures contract. The Fund recognizes a realized gain or loss when the contract is closed or expires.

REPURCHASE AGREEMENTS

The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

DELAYED DELIVERY SECURITIES

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies cash or liquid portfolio securities as segregated with the custodian in an amount equal to the delayed delivery commitment.

INCOME RECOGNITION

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities.

DETERMINATION OF CLASS NET ASSET VALUES

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

FEDERAL INCOME TAX STATUS

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

NOTE 3. FEDERAL TAX INFORMATION

The tax character of distributions paid during the period ended March 31, 2004 and the year ended June 30, 2003 was as follows:

                                 MARCH 31,         JUNE 30,
                                     2004             2003
-----------------------------------------------------------
Distributions paid from:
  Ordinary Income*            $ 35,672,805     $ 49,343,407

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at September 30, 2004, based on cost of investments for federal income tax purposes was:

    Unrealized appreciation                  $   41,970,676
    Unrealized depreciation                     (13,845,087)
                                             --------------
     Net unrealized appreciation             $   28,125,589

NOTE 4. FEES AND COMPENSATION PAID TO AFFILIATES

Columbia Management Advisors, Inc. ("Columbia") is the investment advisor to the Fund. Columbia, the transfer agent and the distributor, are each indirect wholly owned subsidiaries of Bank of America Corporation ("BOA").

INVESTMENT ADVISORY FEE

Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

      AVERAGE DAILY NET ASSETS        ANNUAL FEE RATE
------------------------------------------------------------
          First $1 billion                0.35%
          Over $1 billion                 0.30%

For the six months ended September 30, 2004, the Fund's annualized effective investment advisory fee rate was 0.35%.

ADMINISTRATION FEE

Columbia provides administrative and other services to the Fund for a monthly administration fee at the annual rate of 0.15% of the Fund's average daily net assets.

PRICING AND BOOKKEEPING FEES

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, Columbia pays the total fees collected to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000 paid monthly, and in any month that the Fund's average daily net assets exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average daily net assets of the Fund for that month. The Fund also pays additional fees for pricing services based on the number of securities held by the Fund.

For the six months ended September 30, 2004, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.028%.

TRANSFER AGENT FEE

Columbia Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services to the Fund. For such services, the Transfer Agent receives a fee, paid monthly, at the annual rate of $34.00 per open account. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended September 30, 2004, the Fund's annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses, was 0.11%.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES

Columbia Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the principal underwriter of the Fund. For the six months ended September 30, 2004, the Distributor has retained net underwriting discounts of $18,733 on sales of the Fund's Class A shares and received CDSC fees of $932, $186,317 and $7,689 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan") which requires the payment of a monthly service fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Plan also requires the payment of a monthly distribution fee to the Distributor at the annual rates of 0.10%, 0.75% and 0.75% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. The Distributor has voluntarily agreed to waive the Class A share distribution fee and a portion of the Class C share distribution fee so that it will not exceed 0.60% annually of Class C average daily net assets.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

CUSTODY CREDITS

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

FEES PAID TO OFFICERS AND TRUSTEES

The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates. Effective August 23, 2004, the Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, will pay its pro-rata share of the expenses associated with the Chief Compliance Officer role. The Fund's fee will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

OTHER

Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six months ended September 30, 2004, the Fund paid $1,395 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

NOTE 5. PORTFOLIO INFORMATION

For the six months ended September 30, 2004, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $252,956,673 and $249,129,088, respectively, of which $97,249,163 and $81,391,062, respectively, were U.S. Government securities.

NOTE 6. LINE OF CREDIT

The Fund and other affiliated funds participate in a $350,000,000 credit facility, which is used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to the Fund based on its borrowings. In addition, the Fund has agreed to pay commitment fees on its pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations. For the six months ended September 30, 2004, the Fund did not borrow under this arrangement.

NOTE 7. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

HIGH-YIELD SECURITIES

Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk bonds." Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid due to the extent that there is no established retail secondary market and because of a decline in the value of such securities.

INDUSTRY FOCUS

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

LEGAL PROCEEDINGS

Columbia, the Distributor, and certain of their affiliates (collectively, "The Columbia Group") have received information requests and subpoenas from various regulatory and law enforcement authorities in connection with their investigations of late trading and market timing in mutual funds as well as other industry wide issues. The Columbia Group has not uncovered any instances where Columbia or the Distributor were knowingly involved in late trading of mutual fund shares.

On February 24, 2004, the Securities and Exchange Commission ("SEC") filed a civil complaint in the United States District Court for the District of Massachusetts against Columbia and the Distributor, alleging that they had violated certain provisions of the federal securities laws in connection with trading activity in mutual fund shares. Also on February 24, 2004, the New York Attorney General ("NYAG") filed a civil complaint in New York Supreme Court, County of New York against Columbia and the Distributor alleging that Columbia and the Distributor had violated certain New York anti-fraud statutes. If either Columbia or the Distributor is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor or distributor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could prevent Columbia, the Distributor or any company that is an affiliated person of Columbia and the Distributor from serving as an investment advisor or distributor for any registered investment company, including your fund. Your fund has been informed by Columbia and the Distributor that, if these results occur, they will seek exemptive relief from the SEC to permit them to continue to serve as your fund's investment advisor and distributor. There is no assurance that such exemptive relief will be granted. On March 15, 2004, Columbia and the Distributor entered into agreements in principle with the SEC Division of Enforcement and NYAG in settlement of the charges. Under the agreements, Columbia and the Distributor agreed, among other things, to the following conditions: payment of $70 million in disgorgement; payment of $70 million in civil penalties; an order requiring Columbia and the Distributor to cease and desist from violations of the antifraud provisions and other provisions of the federal securities laws; governance changes designed to maintain the independence of the mutual fund boards of trustees and ensure compliance with securities laws and their fiduciary duties; and retention of an independent consultant to review Columbia's and the Distributor's compliance policies and procedures. The agreement requires the final approval of the SEC. In a separate agreement with the NYAG, the Columbia Group and its affiliate Banc of America Capital Management, LLC have agreed to collectively reduce mutual fund fees by $160 million over a five-year period.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

In connection with the events described in detail above, various parties have filed suit against certain funds, their Boards and/or FleetBoston (and affiliated entities). More than 300 cases (including those filed against entities unaffiliated with the funds, their Boards and/or FleetBoston and its affiliated entities) have been consolidated in a multi-district proceeding and transferred to the Federal District Court in Maryland. Recently, certain Columbia funds and affiliated entities have been named as defendants in several derivative actions under various sections of the Investment Company Act of 1940, as amended, alleging, among other things, that the fees and expenses paid by those funds are excessive. The funds and the other defendants to these actions, including Columbia and various of its affiliates, certain other mutual funds advised by Columbia and its affiliates, and various directors of such funds, have denied these allegations and are contesting the plaintiffs' claims. These suits and certain regulatory investigations are ongoing, however, based on currently available information, Columbia believes that these lawsuits are without merit, that the likelihood they will have a material adverse impact on any fund is remote, and that the lawsuits are not likely to materially affect its ability to provide investment management services to its clients, including the funds.

For the six months ended September 30, 2004, Columbia has assumed $42,852 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

NOTE 8. NAME CHANGE

Effective October 13, 2003, the Liberty Intermediate Bond Fund was renamed Columbia Intermediate Bond Fund. Also on this date, the Liberty-Stein Roe Funds Income Trust was renamed Columbia Funds Trust VIII.

NOTE 9. COMPARABILITY OF FINANCIAL STATEMENTS

The fiscal year end of the Fund was changed from June 30 to March 31.

NOTE 10. BUSINESS COMBINATIONS AND MERGERS

CHANGE IN FUND STRUCTURE

Effective July 29, 2002, Stein Roe Intermediate Bond Fund's Class S shares were redesignated Liberty Intermediate Bond Fund (currently known as Columbia Intermediate Bond Fund) Class Z shares.

Prior to September 13, 2002, the Fund invested substantially all of its assets in the Portfolio as part of a master/feeder structure. As of the close of business on September 12, 2002, the Portfolio distributed all of its net assets to the Fund in exchange for the Fund's interest in the Portfolio in complete liquidation of the Portfolio. The Portfolio allocated income, expenses, realized and unrealized gains (losses) to its investors on a daily basis, based on methods approved by the Internal Revenue Service.

FINANCIAL HIGHLIGHTS

                                                 COLUMBIA INTERMEDIATE BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                               (UNAUDITED)             PERIOD                                             PERIOD
                                          SIX MONTHS ENDED              ENDED                                              ENDED
                                             SEPTEMBER 30,          MARCH 31,                YEAR ENDED JUNE 30,        JUNE 30,
CLASS A SHARES                                       2004          2004(a)(b)            2003(c)         2002(c)      2001(c)(d)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $     9.27         $     9.18         $     8.73      $     8.84      $     8.46

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (e)                             0.20               0.30               0.45            0.53(f)         0.56
Net realized and unrealized gain (loss)
on investments and futures contracts                 (0.14)              0.11               0.48           (0.08)(f)        0.36
                                                ----------         ----------         ----------      ----------      ----------
Total from Investment Operations                      0.06               0.41               0.93            0.45            0.92

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                           (0.21)             (0.32)             (0.48)          (0.56)          (0.54)
Return of capital                                       --                 --                 --              --(g)           --
                                                ----------         ----------         ----------      ----------      ----------
Total Distributions Declared
to Shareholders                                      (0.21)             (0.32)             (0.48)          (0.56)          (0.54)

NET ASSET VALUE, END OF PERIOD                  $     9.12         $     9.27         $     9.18      $     8.73      $     8.84
Total return (h)                                      0.71%(i)(j)        4.59%(i)(j)       11.03%(i)        5.10%(i)       11.19%(j)

RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Operating expenses (k)                                0.93%(l)           0.99%(l)           1.05%           1.04%           0.96%(l)
Interest expense                                        --                 --                 --%(m)          --               --
Expenses (k)                                          0.93%(l)           0.99%(l)           1.05%           1.04%           0.96%(l)
Net investment income (k)                             4.33%(l)           4.31%(l)           5.13%           5.94%(f)        6.90%(l)
Waiver/reimbursement                                  0.10%(l)           0.10%(l)           0.10%           0.10%             --
Portfolio turnover rate                                 24%(j)             96%(j)            114%            179%(n)         254%(n)
Net assets, end of period (000's)               $  159,051         $  146,709         $   92,993      $   32,493      $   12,279

(a) On October 13, 2003, the Liberty Intermediate Bond Fund was renamed Columbia Intermediate Bond Fund.
(b) The Fund changed its fiscal year end from June 30 to March 31.
(c) Per share data and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the SR&F Intermediate Bond Portfolio, prior to the portfolio liquidation.
(d) Class A shares were initially offered on July 31, 2000. Per share data and total return reflect activity from that date.
(e) Per share data was calculated using average shares outstanding during the period.
(f) Effective July 1, 2001, the SR&F Intermediate Bond Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended June 30, 2002, was to decrease net investment income per share by $0.01, decrease net realized and unrealized loss per share by $0.01 and decrease the ratio of net investment income to average net assets from 6.10% to 5.94%. Per share data and ratios for the period prior to June 30, 2002 have not been restated to reflect this change in presentation.
(g) Rounds to less than $0.01 per share.
(h) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(i) Had the Distributor not waived a portion of expenses, total return would have been reduced.
(j) Not annualized.
(k) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(l) Annualized.
(m) Rounds to less than 0.01%.
(n) Portfolio turnover disclosed is for the SR&F Intermediate Bond
    Portfolio.

                                                   (UNAUDITED)           PERIOD             YEAR          PERIOD
                                              SIX MONTHS ENDED            ENDED            ENDED           ENDED
                                                 SEPTEMBER 30,        MARCH 31,         JUNE 30,        JUNE 30,
CLASS B SHARES                                            2004       2004(a)(b)          2003(c)      2002(c)(d)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $     9.27       $     9.18       $     8.73      $     8.89

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (e)                                 0.16             0.25             0.39            0.18(f)
Net realized and unrealized gain (loss) on
investments and futures contracts                        (0.13)            0.11             0.47           (0.13)(f)
                                                    ----------       ----------       ----------      ----------
Total from Investment Operations                          0.03             0.36             0.86            0.05

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                               (0.18)           (0.27)           (0.41)          (0.21)
Return of capital                                           --               --               --              --(g)
                                                    ----------       ----------       ----------      ----------
Total Distributions Declared to Shareholders             (0.18)           (0.27)           (0.41)          (0.21)

NET ASSET VALUE, END OF PERIOD                      $     9.12       $     9.27       $     9.18      $     8.73
Total return (h)                                          0.33%(i)         4.00%(i)        10.21%           0.51%(i)

RATIOS TO AVERAGE NET
ASSETS/SUPPLEMENTAL DATA:
Operating expenses (j)                                    1.68%(k)         1.74%(k)         1.80%           1.83%(k)
Interest expense                                            --               --               --%(l)          --
Expenses (j)                                              1.68%(k)         1.74%(k)         1.80%           1.83%(k)
Net investment income (j)                                 3.58%(k)         3.58%(k)         4.38%           5.04%(f)(k)
Portfolio turnover rate                                     24%(i)           96%(i)          114%            179%(m)
Net assets, end of period (000's)                   $   97,279       $  104,700       $  103,880      $   28,758

(a) On October 13, 2003, the Liberty Intermediate Bond Fund was renamed Columbia Intermediate Bond Fund.
(b) The Fund changed its fiscal year end from June 30 to March 31.
(c) Per share data and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the SR&F Intermediate Bond Portfolio, prior to the portfolio liquidation.
(d) Class B shares were initially offered on February 1, 2002. Per share data and total return reflect activity from that date.
(e) Per share data was calculated using average shares outstanding during the period.
(f) Effective July 1, 2001, the SR&F Intermediate Bond Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended June 30, 2002, was to decrease net investment income per share by $0.01, decrease net realized and unrealized loss per share by $0.01 and decrease the ratio of net investment income to average net assets from 5.19% to 5.04%.
(g) Rounds to less than $0.01 per share.
(h) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(i) Not annualized.
(j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(k) Annualized.
(l) Rounds to less than 0.01%.
(m) Portfolio turnover disclosed is for the SR&F Intermediate Bond Portfolio.

                                                   (UNAUDITED)           PERIOD             YEAR          PERIOD
                                              SIX MONTHS ENDED            ENDED            ENDED           ENDED
                                                 SEPTEMBER 30,        MARCH 31,          JUNE 30,       JUNE 30,
CLASS C SHARES                                            2004       2004(a)(b)          2003(c)      2002(c)(d)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $     9.27       $     9.18       $     8.73      $     8.89

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (e)                                 0.17             0.26             0.40            0.19(f)
Net realized and unrealized gain (loss) on
investments and futures contracts                        (0.14)            0.11             0.48           (0.14)(f)
                                                    ----------       ----------       ----------      ----------
Total from Investment Operations                          0.03             0.37             0.88            0.05

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                               (0.18)           (0.28)           (0.43)          (0.21)
Return of capital                                           --               --               --              --(g)
                                                    ----------       ----------       ----------      ----------
Total Distributions Declared to Shareholders             (0.18)           (0.28)           (0.43)          (0.21)

NET ASSET VALUE, END OF PERIOD                      $     9.12       $     9.27       $     9.18      $     8.73
Total return (h) (i)                                      0.41%(j)         4.12%(j)        10.37%           0.58%(j)

RATIOS TO AVERAGE NET
ASSETS/SUPPLEMENTAL DATA:
Operating expenses (k)                                    1.53%(l)         1.59%(l)         1.65%           1.68%(l)
Interest expense                                            --               --               --%(m)          --
Expenses (k)                                              1.53%(l)         1.59%(l)         1.65%           1.68%(l)
Net investment income (k)                                 3.73%(l)         3.72%(l)         4.50%           5.19%(f)(l)
Waiver/reimbursement                                      0.15%(l)         0.15%(l)         0.15%           0.15%(l)
Portfolio turnover rate                                     24%(j)           96%(j)          114%            179%(n)
Net assets, end of period (000's)                   $   49,990       $   59,009       $   51,676      $   11,651

(a) On October 13, 2003, the Liberty Intermediate Bond Fund was renamed Columbia Intermediate Bond Fund.
(b) The Fund changed its fiscal year end from June 30 to March 31.
(c) Per share data and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the SR&F Intermediate Bond Portfolio, prior to the portfolio liquidation.
(d) Class C shares were initially offered on February 1, 2002. Per share data and total return reflect activity from that date.
(e) Per share data was calculated using average shares outstanding during the period.
(f) Effective July 1, 2001, the SR&F Intermediate Bond Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended June 30, 2002, was to decrease net investment income per share by $0.01, decrease net realized and unrealized loss per share by $0.01 and decrease the ratio of net investment income to average net assets from 5.34% to 5.19%.
(g) Rounds to less than $0.01 per share.
(h) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(i) Had the Distributor not reimbursed a portion of expenses, total return would have been reduced.
(j) Not annualized.
(k) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(l) Annualized.
(m) Rounds to less than 0.01%.
(n) Portfolio turnover disclosed is for the SR&F Intermediate Bond Portfolio.

                               (UNAUDITED)         PERIOD
                          SIX MONTHS ENDED          ENDED
                             SEPTEMBER 30,      MARCH 31,                           YEAR ENDED JUNE 30,
CLASS Z SHARES                        2004     2004(a)(b)     2003(c)(d)     2002(c)        2001(c)        2000(c)        1999(c)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD              $    9.27      $    9.18      $    8.73   $    8.84      $    8.41      $    8.63      $   8.97

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (e)             0.21           0.31           0.49        0.55(f)        0.62           0.60          0.56
Net realized and
unrealized gain (loss)
on investments and
futures contracts                    (0.14)          0.12           0.46       (0.08)(f)       0.43          (0.22)        (0.33)
                                 ---------      ---------      ---------   ---------      ---------      ---------      --------
Total from Investment
Operations                            0.07           0.43           0.95        0.47           1.05           0.38          0.23

LESS DISTRIBUTIONS
DECLARED TO SHAREHOLDERS:
From net investment
income                               (0.22)         (0.34)         (0.50)      (0.58)         (0.62)         (0.60)        (0.57)
Return of capital                       --             --             --          --(g)          --             --            --
                                 ---------      ---------      ---------   ---------      ---------      ---------      --------
Total Distributions
Declared to
Shareholders                         (0.22)         (0.34)         (0.50)      (0.58)         (0.62)         (0.60)        (0.57)

NET ASSET VALUE,
END OF PERIOD                    $    9.12      $    9.27      $    9.18   $    8.73      $    8.84      $    8.41      $   8.63
Total return (h)                      0.83%(i)       4.78%(i)      11.30%       5.36%         12.86%          4.62%         2.60%

RATIOS TO AVERAGE
NET ASSETS/
SUPPLEMENTAL DATA:
Operating expenses (j)                0.68%(k)       0.74%(k)       0.80%       0.79%          0.72%          0.72%         0.72%
Interest expense                        --             --          --%(l)         --             --             --            --
Expenses (j)                          0.68%(k)       0.74%(k)       0.80%       0.79%          0.72%          0.72%         0.72%
Net investment income (j)             4.58%(k)       4.58%(k)       5.51%       6.22%(f)       7.14%          7.16%         6.31%
Portfolio turnover rate                 24%(i)         96%(i)        114%        179%(m)        254%(m)        356%(m)       253%(m)
Net assets, end of
period (000's)                   $ 765,719      $ 793,477      $ 717,923   $ 729,580      $ 514,068      $ 406,216     $ 431,123

(a) On October 13, 2003, the Liberty Intermediate Bond Fund was renamed Columbia Intermediate Bond Fund.
(b) The Fund changed its fiscal year end from June 30 to March 31.
(c) Per share data and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the SR&F Intermediate Bond Portfolio, prior to the portfolio liquidation.
(d) Effective July 29, 2002, the Stein Roe Intermediate Bond Fund's Class S shares were redesignated Liberty Intermediate Bond Fund Class Z shares.
(e) Per share data was calculated using average shares outstanding during the period.
(f) Effective July 1, 2001, the SR&F Intermediate Bond Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended June 30, 2002, was to decrease net investment income per share by $0.02, decrease net realized and unrealized loss per share by $0.02 and decrease the ratio of net investment income to average net assets from 6.38% to 6.22%. Per share data and ratios for periods prior to June 30, 2002 have not been restated to reflect this change in presentation.
(g) Rounds to less than $0.01 per share.
(h) Total return at net asset value assuming all distributions reinvested.
(i) Not annualized.
(j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(k) Annualized.
(l) Rounds to less than 0.01%.
(m) Portfolio turnover disclosed is for the SR&F Intermediate Bond Portfolio.

IMPORTANT INFORMATION ABOUT THIS REPORT

                                                 COLUMBIA INTERMEDIATE BOND FUND

TRANSFER AGENT

Columbia Funds Services, Inc.
P.O. Box 8081
Boston MA 02266-8081
800.345.6611

DISTRIBUTOR

Columbia Funds Distributor, Inc.
One Financial Center
Boston MA 02111

INVESTMENT ADVISOR

Columbia Management Advisors, Inc.
100 Federal Street
Boston MA 02110

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Intermediate Bond Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to their portfolio securities and a copy of the fund's voting record are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov and (iii) without charge, upon request, by calling 800-368-0346.

COLUMBIA FUNDS

                                              COLUMBIA INTERMEDIATE BOND FUND

                       LARGE GROWTH           Columbia Common Stock*
                                              Columbia Growth*
                                              Columbia Growth Stock
                                              Columbia Large Cap Growth
                                              Columbia Tax-Managed Growth
                                              Columbia Tax-Managed Growth II
                                              Columbia Young Investor

                        LARGE VALUE           Columbia Disciplined Value
                                              Columbia Growth & Income
                                              Columbia Large Cap Core
                                              Columbia Tax-Managed Value

                      MIDCAP GROWTH           Columbia Acorn Select
                                              Columbia Mid Cap Growth
                                              Columbia Tax-Managed Aggressive Growth**

                       MIDCAP VALUE           Columbia Dividend Income
                                              Columbia Mid Cap
                                              Columbia Strategic Investor

                       SMALL GROWTH           Columbia Acorn
                                              Columbia Acorn USA
                                              Columbia Small Company Equity

                        SMALL VALUE           Columbia Small Cap
                                              Columbia Small Cap Value

                           BALANCED           Columbia Asset Allocation
                                              Columbia Balanced
                                              Columbia Liberty Fund

                          SPECIALTY           Columbia Real Estate Equity
                                              Columbia Technology
                                              Columbia Utilities

               TAXABLE FIXED-INCOME           Columbia Contrarian Income*
                                              Columbia Corporate Bond*
                                              Columbia Federal Securities
                                              Columbia Fixed Income Securities
                                              Columbia High Yield
                                              Columbia High Yield Opportunities
                                              Columbia Income
                                              Columbia Intermediate Bond
                                              Columbia Intermediate Government Income
                                              Columbia Quality Plus Bond
                                              Columbia Short Term Bond
                                              Columbia Strategic Income

                         TAX EXEMPT           Columbia High Yield Municipal
                                              Columbia Intermediate Tax-Exempt Bond
                                              Columbia Managed Municipals
                                              Columbia National Municipal Bond
                                              Columbia Tax-Exempt
                                              Columbia Tax-Exempt Insured

            SINGLE STATE TAX EXEMPT           Columbia California Tax-Exempt
                                              Columbia Connecticut Intermediate Municipal Bond
                                              Columbia Connecticut Tax-Exempt
                                              Columbia Florida Intermediate Municipal Bond
                                              Columbia Massachusetts Intermediate Municipal Bond
                                              Columbia Massachusetts Tax-Exempt
                                              Columbia New Jersey Intermediate Municipal Bond
                                              Columbia New York Intermediate Municipal Bond
                                              Columbia New York Tax-Exempt
                                              Columbia Oregon Municipal Bond
                                              Columbia Pennsylvania Intermediate Municipal Bond
                                              Columbia Rhode Island Intermediate Municipal Bond

                       MONEY MARKET           Columbia Money Market
                                              Columbia Municipal Money Market

               INTERNATIONAL/GLOBAL           Columbia Acorn International
                                              Columbia Acorn International Select
                                              Columbia Europe**
                                              Columbia Global Equity
                                              Columbia International Equity*
                                              Columbia International Stock
                                              Columbia Newport Asia Pacific**
                                              Columbia Newport Greater China
                                              Columbia Newport Tiger

                              INDEX           Columbia Large Company Index
                                              Columbia Small Company Index
                                              Columbia U.S. Treasury Index

* The fund will be closed to new investments after the close of business on November 10, 2004. The fund's trustees have approved the merger, which will take effect on or about February 26, 2005, pending shareholder approval.

** The fund will be closed to new investments after the close of business on November 10, 2004. The fund's trustees have approved the liquidation, which will take effect on December 10, 2004.

Please consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. Contact us at 800-345-6611 for a prospectus which contains this and other important information about the fund. Read it carefully before you invest.

For complete product information on any Columbia fund, visit our website at www.columbiafunds.com.

Columbia Management Group and Columbia Management refer collectively to the various investment advisory and distributor subsidiaries of Columbia Management Group, including Columbia Management Advisors, Inc., the registered investment advisor, and Columbia Funds Distributor, Inc.

[GRAPHIC]

Help your fund reduce printing and postage costs! Elect to get your shareholder reports by electronic delivery. With Columbia's eDelivery program, you receive an e-mail message when your shareholder report becomes available online. If your fund account is registered with Columbia Funds, you can sign up quickly and easily on our website at www.columbiafunds.com.

Please note -- if you own your fund shares through a financial institution, contact the institution to see if it offers electronic delivery. If you own your fund shares through a retirement plan, electronic delivery may not be available to you.


COLUMBIA INTERMEDIATE BOND FUND SEMIANNUAL REPORT, SEPTEMBER 30, 2004             PRSRT STD
                                                                                U.S. POSTAGE
                                                                                    PAID
                                                                                HOLLISTON, MA
                                                                                PERMIT NO. 20

[COLUMBIAFUNDS(R) LOGO]

A MEMBER OF COLUMBIA MANAGEMENT GROUP

(C)2004 COLUMBIA FUNDS DISTRIBUTOR, INC.
ONE FINANCIAL CENTER, BOSTON, MA 02111-2621
800.345.6611 www.columbiafunds.com


                                                713-03/967S-0904 (11/04) 04/3390

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

The registrant's "Schedule I - Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, since those procedures were last disclosed in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 10. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive officer and principal financial officers, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

   (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                        Columbia Funds Trust VIII
            --------------------------------------------------------------------


By (Signature and Title)            /s/ Christopher L. Wilson
                        --------------------------------------------------------
                                    Christopher L. Wilson, President


Date                            November 24, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)            /s/ Christopher L. Wilson
                        --------------------------------------------------------
                                    Christopher L. Wilson, President


Date                            November 24, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)            /s/ J. Kevin Connaughton
                        --------------------------------------------------------
                                    J. Kevin Connaughton, Treasurer


Date                            November 24, 2004
    ----------------------------------------------------------------------------